Vanguard® Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of January 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (97.4%)
Alabama (1.7%)
	Alabama GO	4.000%	11/1/30	6,195	6,844
	Alabama GO	4.000%	11/1/31	6,445	7,124
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/39	1,135	1,412
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/30	2,035	2,580
	Auburn University College & University Revenue	5.000%	6/1/48	12,500	14,646
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	300	373
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	325	403
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	695	796
	Birmingham AL GO, Prere.	5.000%	3/1/23	2,500	2,616
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	5,010	5,869
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	7,145	8,371
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	23,975	26,050
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	5,000	5,502
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	4,000	4,178
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/26	15,095	16,594
[2]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	28,915	33,263
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/26	10,000	10,993
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	1,630	1,842
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,560	1,757
	Huntsville AL GO	5.000%	5/1/32	3,190	3,805
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	5,000	5,626
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	625	716
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	605	691

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	690	787
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	545	620
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	645	732
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/46	3,000	3,546
	Jefferson County AL Sewer Revenue	6.000%	10/1/42	8,780	9,886
	Jefferson County AL Sewer Revenue	7.000%	10/1/51	10,000	11,418
	Jefferson County AL Sewer Revenue	6.500%	10/1/53	15,545	17,620
[3,4]	Jefferson County AL Sewer Revenue, 6.600% coupon rate effective 10/1/23	0.000%	10/1/42	12,500	12,854
[4]	Jefferson County AL Sewer Revenue, 7.750% coupon rate effective 10/1/23	0.000%	10/1/46	1,100	1,130
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	4,200	4,551
	Montgomery AL GO	5.000%	12/1/33	475	596
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	5,115	5,377
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	6,335	6,692
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	10/1/28	25,300	28,219
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	7,040	8,193
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	4,505	5,211
[1]	University of South Alabama College & University Revenue	5.000%	10/1/29	1,000	1,175
[1]	University of South Alabama College & University Revenue	5.000%	10/1/30	1,020	1,198
[1]	University of South Alabama College & University Revenue	5.000%	10/1/31	1,000	1,172
[1]	University of South Alabama College & University Revenue	5.000%	10/1/32	750	878
[1]	University of South Alabama College & University Revenue	5.000%	10/1/33	1,435	1,680
					285,586
Alaska (0.2%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/25	6,620	7,419
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/25	3,995	4,477
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/26	1,000	1,168
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/31	2,310	2,858
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/32	850	1,049
	Municipality of Anchorage AK GO	4.000%	9/1/37	1,000	1,173
	Municipality of Anchorage AK GO	4.000%	9/1/38	1,000	1,170
	Municipality of Anchorage AK GO	4.000%	9/1/39	2,620	3,061

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Municipality of Anchorage AK GO	4.000%	9/1/40	1,500	1,749
	Municipality of Anchorage AK GO	4.000%	9/1/41	1,285	1,496
					25,620
Arizona (1.6%)
	Arizona Board of Regents College & University Revenue	4.000%	7/1/38	1,250	1,438
	Arizona Board of Regents College & University Revenue	5.000%	7/1/43	4,000	4,936
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/41	505	549
[5]	Arizona IDA Charter School Aid Revenue	5.750%	7/15/48	3,200	3,590
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/51	490	526
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/61	875	931
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/61	1,375	1,428
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,000	1,158
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	1,000	1,156
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	500	577
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/28	1,000	1,207
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/29	1,960	2,389
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/30	2,000	2,518
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/31	1,000	1,282
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/44	1,250	1,371
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/49	1,375	1,611
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/54	2,000	2,336
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/58	1,500	1,752
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/50	3,500	4,165
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/51	5,000	5,416
	Arizona State University College & University Revenue	5.000%	7/1/37	1,000	1,085
	Buckeye AZ Sales Tax Revenue	5.000%	7/1/35	4,480	5,007
	Buckeye AZ Sales Tax Revenue	5.000%	7/1/43	11,690	12,912
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.700%	7/1/51	5,020	4,610
	Glendale IDA Student Loan Revenue	5.000%	5/15/28	1,350	1,617
	Glendale IDA Student Loan Revenue	5.000%	5/15/29	500	610
	Glendale IDA Student Loan Revenue	5.000%	5/15/30	1,050	1,292
	Glendale IDA Student Loan Revenue	5.000%	5/15/31	425	517
	Glendale IDA Student Loan Revenue	5.000%	5/15/32	525	638
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/48	1,350	1,515
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/49	1,500	1,754
[5]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/49	3,500	3,992
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/55	11,535	12,495
[5]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/41	1,275	1,384
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	5,000	5,885

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	4,000	4,773
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	5,000	5,708
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/34	545	631
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/35	350	405
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/36	500	580
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/37	600	695
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/38	750	868
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/39	600	693
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/33	200	234
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/34	200	234
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/35	250	292
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/37	250	290
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/40	500	578
	Mesa AZ Utility System Water Revenue	4.000%	7/1/31	7,275	8,020
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	5,515	6,314
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/40	3,025	3,350
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/49	7,060	8,439
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/31	3,080	3,732
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/32	3,000	3,630
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/33	2,135	2,582
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/34	2,030	2,454
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/35	2,100	2,536
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/36	3,025	3,649
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/37	3,350	4,039
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/38	3,440	4,142
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/37	3,750	4,324
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/42	3,000	3,432
[5,6]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/41	1,000	1,021
[5,6]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/51	3,500	3,531
[5,6]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	2,750	2,757
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	500	506
	Pinal County Electric District No. 3 Electric Power & Light Revenue	4.000%	7/1/32	1,035	1,121
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	1,155	1,418
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/31	7,500	9,483
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/32	13,000	16,742
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	3,155	3,662
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/34	10,045	11,992
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/35	10,020	11,948

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/47	5,000	6,091
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/24	2,220	2,448
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/27	820	971
	University of Arizona College & University Revenue	5.000%	6/1/33	1,880	2,405
	University of Arizona College & University Revenue	5.000%	6/1/34	1,500	1,917
	University of Arizona College & University Revenue	5.000%	6/1/35	1,655	2,110
	University of Arizona College & University Revenue	5.000%	6/1/36	1,500	1,906
	University of Arizona College & University Revenue	5.000%	6/1/37	2,235	2,834
	University of Arizona College & University Revenue	5.000%	6/1/38	3,200	4,046
	University of Arizona College & University Revenue	5.000%	6/1/39	4,000	5,049
	University of Arizona College & University Revenue	5.000%	6/1/40	2,000	2,520
	University of Arizona College & University Revenue	5.000%	6/1/41	2,000	2,516
	University of Arizona College & University Revenue	5.000%	6/1/42	2,515	2,870
					274,137
Arkansas (0.1%)
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	550	545
	Rogers School District No. 30 GO	3.000%	2/1/30	4,660	4,831
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/33	1,895	2,048
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/34	2,360	2,550
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	2,170	2,359
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	2,855	3,103
					15,436
California (11.8%)
[7]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	5,000	4,141
[8]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/31	8,450	6,689
[8]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/33	12,130	9,031
[9]	Alameda County CA Unified School District GO	5.000%	8/1/39	11,455	12,777
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.250%	12/1/29	8,300	8,920
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/42	6,715	7,500
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/47	4,855	5,390
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	3,000	2,674
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	12/1/27	7,305	8,125
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	8/1/31	14,260	16,388
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/48	3,500	3,948
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	15,000	15,244

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	4,000	4,019
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	1,112
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	30	33
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/36	3,000	3,341
	California Educational Facilities Authority College & University Revenue	4.000%	1/1/39	10,000	11,056
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	6,000	8,472
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/45	14,000	15,481
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	6,050	8,615
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	3,000	4,293
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	13,550	19,747
	California Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/26	5,000	5,748
	California GO	5.000%	10/1/29	5,000	5,499
	California GO	5.000%	10/1/30	12,600	13,853
	California GO	5.000%	9/1/31	15,050	17,343
[3]	California GO	5.250%	8/1/32	6,010	7,912
	California GO	5.000%	3/1/33	3,000	3,736
	California GO	5.000%	4/1/33	5,545	5,990
	California GO	4.000%	8/1/33	5,000	5,481
	California GO	5.000%	8/1/33	16,100	18,493
	California GO	5.000%	8/1/35	1,170	1,342
	California GO	5.000%	9/1/35	13,255	15,243
	California GO	4.000%	3/1/36	6,000	6,879
	California GO	5.000%	9/1/36	3,250	3,330
	California GO	3.000%	10/1/36	5,400	5,666
	California GO	3.000%	10/1/37	4,750	4,982
	California GO	4.000%	3/1/40	4,000	4,537
	California GO	3.000%	11/1/40	4,500	4,690
	California GO	5.000%	9/1/41	5,000	6,303
	California GO	3.000%	11/1/41	5,500	5,724
	California GO	4.000%	11/1/41	6,750	7,326
	California GO	5.000%	9/1/42	11,360	11,626
	California GO	5.000%	2/1/43	5,500	5,730
	California GO	5.000%	4/1/43	1,000	1,048
	California GO	5.000%	11/1/43	5,075	5,424
	California GO	5.000%	12/1/43	8,250	8,840
	California GO	5.000%	8/1/45	7,280	8,120
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,000	2,117
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,575	4,251
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	5,000	5,472
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	8,275	9,589
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/42	1,115	1,300
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,600	2,887

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	10,000	11,048
[6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	3,000	3,365
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	1,555	1,804
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	10,435	10,507
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	4,965	5,735
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	5,495
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	5,000	5,896
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	8,000	9,434
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	15,000	16,498
[6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	19,260	21,506
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	7,865	9,694
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	20,000	22,568
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	10,000	10,241
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	29,100	33,052
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	6,976	7,865
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	3,952	4,295
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	2,484	2,652
	California Infrastructure & Economic Development Bank Electric Power & Light Revenue, Prere.	5.000%	2/1/23	13,800	14,389
[10]	California Infrastructure & Economic Development Bank GO PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.410%	8/1/24	1,500	1,501
[10]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.760%	6/1/26	1,000	1,010
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/31	2,075	2,342
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	2,235	2,553
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	2,470	2,404
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	8,000	8,699
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	4,560	5,277
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	5,000	5,787
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	5,595	6,258
[1]	California Municipal Finance Authority Lease Revenue	5.000%	8/1/41	5,100	5,777

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	5,630	6,218
	California State Public Works Board Intergovernmental Agreement Revenue (Various Capital Projects)	5.000%	4/1/37	14,705	14,816
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	6,000	7,759
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	1,500	1,900
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	1,500	1,898
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	1,000	1,263
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	2,000	2,524
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/41	1,500	1,707
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/30	1,320	1,421
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/31	1,000	1,242
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	11/1/32	7,280	7,805
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/33	1,395	1,728
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/34	1,500	1,857
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/37	5,000	5,166
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/38	1,250	1,430
[6]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/35	1,020	1,240
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/36	4,000	4,634
[6]	California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	610	683
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/40	4,140	5,194
	California State University College & University Revenue	5.000%	11/1/34	2,020	2,368
	California State University College & University Revenue	5.000%	11/1/36	6,010	7,038
	California State University College & University Revenue	5.000%	11/1/37	1,025	1,272
	California State University College & University Revenue	5.000%	11/1/38	2,100	2,382
	California State University College & University Revenue	5.000%	11/1/43	3,190	3,611
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/42	24,250	24,424
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	1,000	1,138
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	2,500	2,948
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	4.000%	7/1/48	4,000	4,383

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	8,315	10,257
[3]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	6,200	6,868
	Castro Valley Unified School District GO	4.000%	8/1/46	5,250	5,779
	Chaffey Joint Union High School District GO	5.250%	8/1/47	3,290	3,850
[3]	Charter Oak Unified School District GO, Prere.	5.000%	8/1/25	5,270	5,941
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,050	1,178
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/33	3,130	3,507
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/34	1,100	1,232
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/35	865	968
[3]	Chula Vista Elementary School COP	2.000%	9/1/46	6,500	5,381
[3]	Chula Vista Elementary School COP	2.000%	9/1/51	3,500	2,839
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/34	2,840	3,004
	Clovis Unified School District GO, Prere.	5.000%	8/1/23	2,390	2,537
[5]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	10,000	9,239
	Coast Community College District GO	3.000%	8/1/39	4,300	4,549
	Corona-Norco Unified School District GO, Prere.	5.000%	8/1/25	6,625	7,488
	Corona-Norco Unified School District Special Tax Revenue, Prere.	5.000%	9/1/23	1,500	1,597
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	5,250	5,050
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	12/1/56	2,000	1,592
	Desert Community College District GO	4.000%	8/1/51	2,500	2,774
[3]	East Side Union High School District GO	3.000%	8/1/34	4,600	4,883
	El Camino Community College District Foundation GO	4.000%	8/1/41	7,000	7,725
[3]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/24	1,480	1,602
	Elk Grove Unified School District GO	4.000%	8/1/48	21,670	23,491
	Escondido CA GO	5.000%	9/1/32	3,855	4,352
	Escondido CA Union School District GO	4.000%	8/1/47	7,500	8,252
	Foothill-De Anza Community College District GO	4.000%	8/1/34	2,185	2,411
	Foothill-De Anza Community College District GO	4.000%	8/1/35	2,000	2,202
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,625	1,754
	Foothill-De Anza Community College District GO	3.000%	8/1/38	750	809
	Foothill-De Anza Community College District GO	3.000%	8/1/39	1,875	2,020
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,500	1,613
	Foothill-De Anza Community College District GO, Prere.	5.000%	8/1/24	1,645	1,805
[3]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/29	1,155	1,340
	Fresno Unified School District GO	3.000%	8/1/55	6,500	6,604
	Gavilan Joint Community College District GO	3.000%	8/1/45	10,215	10,638
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/51	1,750	1,804
	Gilroy Unified School District GO	4.000%	8/1/46	2,000	2,193
	Glendale CA Community College District GO	0.000%	8/1/33	1,405	1,046
	Glendale CA Community College District GO, Prere.	5.000%	8/1/27	1,750	2,086
	Grossmont Union High School District GO	4.000%	8/1/29	1,775	1,966
	Grossmont Union High School District GO	4.000%	8/1/30	1,750	1,938

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	2,025	2,270
[3]	Hacienda La Puente County CA Unified School District COP	4.000%	6/1/45	5,855	6,641
	Hartnell CA Community College District GO	3.000%	8/1/48	3,000	3,108
[1]	Hayward Unified School District GO	4.000%	8/1/43	8,500	9,566
[3]	Hayward Unified School District GO	4.000%	8/1/45	12,000	13,604
[1]	Hayward Unified School District GO	4.000%	8/1/48	6,100	6,820
[3]	Hayward Unified School District GO	4.000%	8/1/50	18,000	20,287
	Irvine Unified School District GO	2.250%	9/1/49	7,775	6,688
[1]	Irvine Unified School District Special Tax Revenue	4.000%	9/1/44	1,200	1,357
[1]	Irvine Unified School District Special Tax Revenue	4.000%	9/1/54	2,750	3,085
[1]	Jefferson Union High School District GO	5.000%	8/1/31	3,265	3,667
	Kern Community College District GO	3.000%	8/1/46	10,000	10,382
	Lodi CA Unified School District GO	2.000%	8/1/43	5,000	4,347
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/37	4,365	4,845
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/42	1,500	1,658
	Los Angeles CA Unified School District GO	5.000%	7/1/35	375	448
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/36	6,000	7,191
	Los Angeles CA Unified School District GO	5.000%	7/1/36	535	640
	Los Angeles CA Unified School District GO	4.000%	7/1/38	2,500	2,853
	Los Angeles CA Unified School District GO	4.000%	7/1/40	1,000	1,138
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	4,090	4,573
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	4,815	5,382
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/48	7,600	8,556
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	9,150	11,107
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	8,215	9,967
[6]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,155	1,437
[6]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	1,000	1,242
[6]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/41	2,220	2,750
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/43	10,500	11,895
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/51	4,800	4,480
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/30	4,685	5,257
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/31	7,180	8,055
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/32	6,465	7,252
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,000	2,512
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,000	2,510
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,500	4,377
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	7,000	8,061
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	3,500	4,370

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	1,500	1,870
[6]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	3,000	3,783
[6]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	3,000	3,778
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,555	1,695
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	2,500	2,722
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	6,040	7,353
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	9,000	9,157
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/47	5,000	5,773
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	7,000	8,361
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/36	4,560	5,038
	Los Angeles Unified School District GO	4.000%	7/1/46	6,885	7,852
[1]	Lynwood CA Unified School District GO	3.000%	8/1/48	3,500	3,608
[6]	Marin Municipal Water District Water Revenue	4.000%	6/15/45	15,435	17,587
	Martinez Unified School District GO	4.000%	8/1/48	9,020	9,941
	Mesa Water District COP	4.000%	3/15/40	325	376
[10]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.200%	5/21/24	1,500	1,500
[10]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.200%	5/21/24	1,000	1,000
[10]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.200%	5/21/24	1,500	1,500
[7]	Modesto Irrigation District Electric Power & Light Revenue, ETM	6.500%	10/1/22	2,470	2,565
	Monterey Peninsula Unified School District GO	4.000%	8/1/41	5,000	5,465
	Monterey Peninsula Unified School District GO	4.000%	8/1/45	2,115	2,301
[4]	Mount San Antonio Community College District GO, 5.875% coupon rate effective 8/1/23	0.000%	8/1/28	3,025	3,468
[1]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	350	399
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/55	4,930	5,471
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	5,520	6,422
	Oakland CA GO	5.000%	1/15/35	4,105	4,590
[3]	Oakland Unified School District GO	5.000%	8/1/30	1,000	1,131
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/38	1,335	1,554
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/39	1,000	1,162
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	1,000	1,156
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/41	1,000	1,153
	Oxnard Union High School District GO	5.000%	8/1/45	2,505	3,014
	Palomar Health GO	0.000%	8/1/37	5,415	3,419
[11]	Palomar Health GO	7.000%	8/1/38	10,000	13,560
[3]	Pittsburg Unified School District GO	4.000%	8/1/46	875	988
[3]	Pittsburg Unified School District GO	4.000%	8/1/51	1,000	1,124

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Poway Unified School District GO	0.000%	8/1/51	20,000	7,802
	Riverside Community College District GO, Prere.	5.000%	8/1/25	5,870	6,646
	Riverside Community College District GO, Prere.	5.000%	8/1/25	5,555	6,289
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	8,330	9,549
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	10,000	11,463
[3]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/33	4,345	4,772
[3]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/34	4,000	4,399
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/46	1,250	1,415
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/47	2,435	2,732
	Riverside County Transportation Commission Highway Revenue, Prere.	5.750%	6/1/23	3,000	3,192
	Riverside County Transportation Commission Highway Revenue, Prere.	5.750%	6/1/23	1,000	1,064
[3]	Sacramento CA City Unified School District GO	4.000%	8/1/49	4,000	4,481
[8]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/28	15,815	13,624
	San Bernardino Community College District GO, Prere.	5.000%	8/1/25	3,750	4,246
	San Bernardino County CA (Capital Facilities Projects) COP, ETM	6.875%	8/1/24	8,330	9,063
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	2,250	2,327
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	3,750	4,019
	San Diego CA Unified School District GO	0.000%	7/1/33	2,500	1,787
	San Diego CA Unified School District GO	0.000%	7/1/35	3,605	2,360
	San Diego CA Unified School District GO	0.000%	7/1/37	14,000	9,663
	San Diego CA Unified School District GO	4.000%	7/1/45	9,000	9,741
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,025	1,256
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,000	1,172
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	1,600	1,908
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	7,000	8,451
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	9,700	10,690
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	16,000	19,201
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/23	5,450	5,773
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/45	6,000	7,491
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/37	4,740	5,440
	San Dieguito Union High School District GO	4.000%	8/1/42	7,805	8,814
	San Dieguito Union High School District GO, Prere.	4.000%	8/1/25	4,960	5,437
	San Dieguito Union High School District GO, Prere.	4.000%	8/1/25	1,820	1,995

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/36	2,250	2,407
	San Francisco CA City & County COP	4.000%	9/1/34	5,085	5,311
[2,5]	San Francisco CA City & County Local or Guaranteed Housing Revenue VRDO	0.460%	2/3/22	25,000	25,000
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/30	7,675	8,591
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	8,225	9,550
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	7,500	8,700
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	8,585	9,580
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	6,145	7,164
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/44	2,000	2,158
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/46	7,000	7,992
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	9,700	11,324
[6]	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/52	13,240	16,371
	San Francisco Community College District GO	3.000%	6/15/45	3,850	3,966
	San Francisco Community College District GO	4.000%	6/15/45	4,665	5,290
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	5,000	5,696
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/51	3,450	4,266
	San Francisco Unified School District GO	4.000%	6/15/35	1,000	1,145
	San Francisco Unified School District GO	4.000%	6/15/36	2,505	2,866
	San Francisco Unified School District GO	3.000%	6/15/39	2,000	2,100
	San Francisco Unified School District GO	3.000%	6/15/40	2,000	2,086
[3]	San Jacinto Unified School District COP	5.000%	9/1/37	1,850	2,287
[3]	San Jacinto Unified School District COP	5.000%	9/1/39	1,020	1,257
[8]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/25	9,250	8,854
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/42	575	649
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/44	200	227
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	3,750	4,089
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	1,400	1,559
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	1,650	1,838
	San Jose Evergreen Community College District GO	3.000%	9/1/35	1,225	1,312
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	4,640	4,851
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	6,030	6,795
	San Mateo Union High School District GO, Prere.	4.000%	9/1/25	6,240	6,864
	San Rafael City Elementary School District GO	4.000%	8/1/47	1,350	1,485
	San Ramon Valley CA Unified School District GO, Prere.	4.000%	8/1/25	2,200	2,412
	San Ramon Valley Fire Protection District COP	4.000%	8/1/45	2,500	2,846

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Ramon Valley Fire Protection District COP	4.000%	8/1/50	2,635	2,982
	Santa Ana Unified School District GO	4.000%	8/1/48	1,430	1,603
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,500	2,639
	Santa Clara Unified School District GO	4.000%	7/1/41	10,000	11,082
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	4.000%	6/1/50	6,000	6,820
	Santa Monica Public Financing Authority Lease Revenue (City Yards Project)	2.125%	7/1/46	5,500	4,750
	Santa Monica Public Financing Authority Lease Revenue (City Yards Project)	2.250%	7/1/51	6,500	5,699
[3]	Santa Rosa High School District GO	5.000%	8/1/43	3,265	3,717
[3]	Simi Valley Unified School District GO	0.000%	8/1/29	1,495	1,282
	Solano County Community College District GO	3.000%	8/1/50	3,000	3,083
	Southwestern Community College District GO, Prere.	5.000%	8/1/25	7,800	8,831
	State Center Community College District GO	3.000%	8/1/39	2,600	2,770
	State Center Community College District GO	3.000%	8/1/41	5,250	5,537
[3]	Stockton Unified School District GO	4.000%	8/1/39	1,715	1,981
[3]	Stockton Unified School District GO	5.000%	8/1/42	4,650	5,061
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/45	5,000	5,635
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/50	7,800	8,741
[1]	Twin Rivers Unified School District GO, Prere.	5.000%	2/1/24	2,000	2,153
	Union Sanitary District Financing Authority Lease Revenue	3.000%	9/1/45	1,375	1,438
	Union Sanitary District Financing Authority Lease Revenue	3.000%	9/1/50	1,500	1,560
	United Water Conservation District COP	4.000%	10/1/45	1,635	1,865
	United Water Conservation District COP	4.000%	10/1/50	2,150	2,438
	University of California College & University Revenue	4.000%	5/15/35	5,000	5,399
	University of California College & University Revenue	5.000%	5/15/35	10,045	11,757
	University of California College & University Revenue	5.250%	5/15/37	3,000	3,270
	University of California College & University Revenue	5.000%	5/15/38	20,025	21,041
	University of California College & University Revenue	5.000%	5/15/38	1,000	1,200
[6]	University of California College & University Revenue	5.000%	5/15/38	2,000	2,565
	University of California College & University Revenue	5.250%	5/15/38	10,000	10,893
[6]	University of California College & University Revenue	5.000%	5/15/39	1,000	1,279
	University of California College & University Revenue	4.000%	5/15/40	4,265	4,946
[6]	University of California College & University Revenue	5.000%	5/15/40	2,000	2,554
[6]	University of California College & University Revenue	5.000%	5/15/41	2,000	2,547
	University of California College & University Revenue	5.000%	5/15/44	2,820	3,045
	University of California College & University Revenue	5.000%	5/15/46	3,105	3,535
	University of California College & University Revenue	4.000%	5/15/47	9,000	9,888
	University of California College & University Revenue	4.000%	5/15/47	35,000	39,450

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	4.000%	5/15/50	6,500	7,306
	University of California College & University Revenue	3.000%	5/15/51	25,035	25,870
	University of California College & University Revenue	5.000%	5/15/58	15,000	17,830
	University of California College & University Revenue, Prere.	5.000%	5/15/24	1,180	1,285
	Vacaville Unified School District GO	4.000%	8/1/45	1,000	1,138
[3]	Val Verde Unified School District GO	3.000%	8/1/47	1,730	1,756
	Vallecitos Water District COP	2.250%	8/1/46	2,000	1,738
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/31	5,110	5,729
	Washington Township Health Care District GO	5.500%	8/1/38	5,125	5,634
	West Contra Costa Unified School District GO	5.000%	8/1/45	8,280	9,307
	West Contra Costa Unified School District GO	5.000%	8/1/45	4,250	4,777
[3]	Western Placer Unified School District COP	4.000%	8/1/41	5,365	5,699
[1]	Western Placer Unified School District GO	4.000%	8/1/47	5,000	5,501
	Whittier CA Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	10,500	11,287
					2,002,599
Colorado (2.1%)
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/30	1,100	1,210
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/31	1,515	1,664
	Board of Governors of Colorado State University System College & University Revenue, Prere.	5.000%	3/1/27	2,000	2,358
[3]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/50	1,180	1,328
	Colorado COP	5.000%	9/1/33	1,510	1,899
	Colorado COP	5.000%	12/15/33	4,760	6,023
	Colorado COP	4.000%	12/15/34	4,995	5,791
	Colorado COP	4.000%	3/15/44	3,700	4,155
	Colorado COP	4.000%	3/15/46	6,000	6,825
	Colorado COP, Prere.	4.000%	11/1/23	12,675	13,355
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	5.000%	12/1/38	1,000	1,178
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	4.000%	12/1/48	2,500	2,728
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/55	5,000	6,006
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/51	750	799
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/61	1,350	1,420
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/43	4,750	5,564
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/47	7,035	8,226
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	3,020	3,648
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	2,080	2,310
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	3,500	3,871

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	1,625	1,792
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,200	1,480
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	7,500	8,407
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/42	1,500	1,594
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	19,750	23,225
[6]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/48	1,000	1,016
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	5,000	5,183
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/47	3,850	4,270
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/51	7,750	8,583
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/56	7,000	7,742
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/50	5,000	5,700
[3]	Commerce City CO Sales Tax Revenue	5.000%	8/1/44	4,000	4,323
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/43	8,000	8,474
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/43	5,000	5,916
	Denver CO City & County Hotel Occupancy Tax Revenue	5.000%	8/1/48	10,605	11,916
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/44	7,415	8,355
	Denver CO City & County Sales Tax Revenue	4.000%	8/1/46	4,105	4,404
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/23	20,775	20,378
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	9,700	9,167
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,120	3,519
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	6,560	5,445
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	1,400	1,527
[10]	E-470 Public Highway Authority Highway Revenue PUT, SOFR + 0.350%	0.384%	9/1/24	700	699
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/38	1,070	1,375
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/39	3,000	3,850
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/40	3,600	4,612
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/41	2,150	2,750
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	4,515	4,993
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	5.000%	12/15/25	5,300	6,061
	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/46	5,750	6,730
	Regional Transportation District COP	5.000%	6/1/31	3,000	3,663
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/32	5,000	6,557
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/36	4,440	5,148
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/32	2,010	2,506

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/33	1,865	2,321
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/34	2,560	3,177
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/35	1,860	2,303
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/36	2,850	3,521
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/37	4,085	5,036
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/38	4,440	5,460
	Thornton CO COP	4.000%	12/1/39	3,000	3,409
	University of Colorado College & University Revenue	4.000%	6/1/38	10,000	11,332
	University of Colorado College & University Revenue	4.000%	6/1/39	5,500	6,219
	University of Colorado College & University Revenue	4.000%	6/1/51	4,000	4,596
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	4,285	4,941
	Weld County School District No. 6 Greeley GO	5.000%	12/1/33	4,095	5,107
	Weld County School District No. 6 Greeley GO	4.000%	12/1/34	4,370	5,181
	Weld County School District No. 6 Greeley GO	5.000%	12/1/34	3,255	4,054
	Weld County School District No. 6 Greeley GO	5.000%	12/1/36	4,155	5,164
					353,539
Connecticut (1.0%)
	Connecticut GO	5.000%	4/15/28	5,000	6,023
	Connecticut GO	5.000%	10/15/31	1,850	1,904
	Connecticut GO	3.000%	1/15/33	1,090	1,162
	Connecticut GO	4.000%	6/1/33	850	990
	Connecticut GO	4.000%	6/1/34	2,500	2,900
	Connecticut GO	4.000%	6/1/34	1,425	1,655
	Connecticut GO	4.000%	6/15/34	4,000	4,317
	Connecticut GO	4.000%	1/15/35	1,705	1,991
	Connecticut GO	3.000%	6/1/35	1,000	1,055
	Connecticut GO	4.000%	1/15/36	9,230	10,759
	Connecticut GO	4.000%	6/1/36	1,000	1,149
	Connecticut GO	4.000%	1/15/37	4,520	5,257
	Connecticut GO	3.000%	6/1/38	2,000	2,085
	Connecticut GO	4.000%	6/1/38	750	856
	Connecticut GO	3.000%	1/15/39	4,710	4,884
[1]	Connecticut GO	5.000%	4/15/39	5,050	6,181
	Connecticut GO	3.000%	1/15/40	4,790	4,950
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/32	160	160
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	185	189
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	3,440	3,595
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/31	2,025	2,270
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/31	6,515	6,924
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/32	10	12
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/33	3,250	4,032
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/33	7,010	7,654
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	4,500	5,685
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/35	5,500	6,937
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	2,250	2,604
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	6,500	7,515

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/38	7,640	8,808
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/38	1,305	1,514
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	2,580	2,965
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/39	1,200	1,388
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/40	3,685	4,221
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/40	1,235	1,423
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/41	2,385	2,975
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/41	1,530	1,927
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	2,000	1,961
[6]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,750	1,940
[6]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	2,500	2,762
[6]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,925	2,119
[6]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,250	1,371
[6]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	1,755	1,917
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	10,000	10,833
	Metropolitan Council GO	4.000%	9/1/33	2,500	2,945
	Metropolitan Council GO	4.000%	9/1/34	2,100	2,470
	Metropolitan District GO	5.000%	7/15/33	1,045	1,254
	Metropolitan District GO	5.000%	7/15/36	1,750	2,094
	Metropolitan District GO	4.000%	7/15/37	1,000	1,147
	Metropolitan District GO	4.000%	7/15/40	1,115	1,273
	Rocky Hill CT GO	3.000%	1/15/35	1,615	1,716
	Rocky Hill CT GO	3.000%	1/15/36	1,565	1,662
	University of Connecticut College & University Revenue	5.000%	2/15/32	1,110	1,226
	University of Connecticut College & University Revenue	5.000%	2/15/33	2,415	2,664
					172,270
Delaware (0.2%)
[6]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/31	45	55
[6]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/32	150	184
[6]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/33	155	190
[6]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/34	165	202
[6]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/35	165	201
[6]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	165	201
[6]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	165	200
[6]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	165	200
[6]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	150	181

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	165	199
[6]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	180	217
[6]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	175	210
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	1,000	985
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	310	305
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	4.000%	7/1/40	4,040	4,430
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	4.000%	7/1/43	5,000	5,458
	Delaware Transportation Authority Highway Revenue	5.000%	6/1/55	8,940	9,867
	University of Delaware College & University Revenue	5.000%	11/1/41	2,490	3,400
	University of Delaware College & University Revenue	5.000%	11/1/42	1,840	2,528
	University of Delaware College & University Revenue	5.000%	11/1/43	1,540	2,127
	University of Delaware College & University Revenue, Prere.	5.000%	5/1/23	1,990	2,095
	University of Delaware College & University Revenue, Prere.	5.000%	5/1/23	1,000	1,053
					34,488
District of Columbia (1.8%)
	District of Columbia Appropriations Revenue	5.000%	12/1/30	1,000	1,235
	District of Columbia Appropriations Revenue	5.000%	12/1/32	1,000	1,226
	District of Columbia Appropriations Revenue	5.000%	12/1/34	2,200	2,693
	District of Columbia Charter School Aid Revenue	5.000%	6/1/50	1,500	1,704
	District of Columbia Charter School Aid Revenue	5.000%	6/1/55	1,000	1,127
	District of Columbia College & University Revenue	3.000%	4/1/40	700	726
	District of Columbia College & University Revenue	3.000%	4/1/41	750	776
	District of Columbia College & University Revenue	5.000%	4/1/46	1,500	1,834
	District of Columbia College & University Revenue	5.000%	10/1/47	7,000	8,020
	District of Columbia GO	5.000%	6/1/28	2,750	3,081
	District of Columbia GO	5.000%	6/1/32	4,500	4,897
	District of Columbia GO	4.000%	6/1/34	8,000	8,979
	District of Columbia GO	5.000%	10/15/37	5,000	6,129
	District of Columbia GO	5.000%	6/1/38	10,025	10,879
	District of Columbia GO	5.000%	6/1/42	5,235	6,113
	District of Columbia GO	4.000%	10/15/44	2,750	3,111
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	9,235	10,421
[2,5]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.460%	2/3/22	12,000	12,000
	District of Columbia Income Tax Revenue	5.000%	3/1/34	8,020	10,024
	District of Columbia Income Tax Revenue	5.000%	3/1/36	5,325	6,635
	District of Columbia Income Tax Revenue	4.000%	3/1/37	9,675	11,133

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Income Tax Revenue	4.000%	3/1/39	20,100	23,058
	District of Columbia Income Tax Revenue	4.000%	3/1/45	1,015	1,155
	District of Columbia Income Tax Revenue	4.000%	5/1/45	7,000	7,987
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/36	3,705	4,217
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/37	10,000	10,281
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/47	1,000	1,182
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	52,060	56,956
[3,6]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	10,000	11,130
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	5,950	6,568
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	17,755	19,303
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/53	7,500	7,557
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/37	1,250	1,446
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/38	1,300	1,501
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/39	1,000	1,150
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/30	5,025	5,870
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/38	500	574
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/40	1,170	1,337
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/32	3,885	4,877
	Washington Metropolitan Area Transit Authority Transit Revenue	3.000%	7/15/36	1,400	1,469
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/38	4,000	4,669
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/39	7,500	9,304
	Washington Metropolitan Area Transit Authority Transit Revenue	3.000%	7/15/40	4,000	4,161
					298,495
Florida (5.3%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	10,075	10,991
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/46	1,200	1,277
[6]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/46	2,500	2,598
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.250%	10/1/23	6,000	6,428
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/49	3,270	3,584
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/54	1,400	1,531
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	8/1/55	845	956
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/56	11,430	12,611
[3]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	3,000	2,918

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	4,000	4,648
[3]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	3,400	3,928
	Davie FL General Fund Revenue	4.000%	10/1/46	2,000	2,291
	Davie FL General Fund Revenue	4.000%	10/1/51	2,450	2,779
	Escambia County FL Sales Tax Revenue	5.000%	10/1/43	8,930	10,458
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	18,470	20,032
[6]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/38	1,000	1,115
[6]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/39	1,050	1,169
[6]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/40	1,135	1,260
[6]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/41	1,100	1,219
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	4,849	5,307
	Florida GO	4.000%	6/1/33	15,995	17,372
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/35	350	397
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/36	400	453
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/37	400	453
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/39	785	812
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	3,185	3,609
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.000%	7/1/51	6,910	7,235
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/33	6,075	7,190
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/36	8,235	9,726
[1]	Herons Glen Recreation District	4.000%	5/1/45	515	576
[1]	Herons Glen Recreation District	4.000%	5/1/50	1,000	1,108
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	8,945	10,699
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/34	5,955	6,403
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/35	6,135	6,561
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	13,130	15,138
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/45	2,000	2,239
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/50	5,550	6,153
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/55	9,175	10,137
	Hillsborough FL Utility County Water Revenue	2.000%	8/1/40	3,500	3,170
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,440	1,673

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,065	1,236
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	5.000%	11/1/50	5,000	5,927
	Jacksonville FL Sales Tax Revenue, Prere.	5.000%	10/1/22	2,000	2,059
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	1,300	1,539
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	1,630	1,911
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	2,015	2,220
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/40	2,500	2,740
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	8,600	9,519
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	6,940	7,676
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/31	1,015	1,145
[1]	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/31	1,635	1,840
[1]	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/40	1,850	2,061
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/47	5,000	5,114
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	5,000	5,480
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/32	2,905	3,292
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/33	1,500	1,699
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/34	1,640	1,855
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/35	1,770	2,000
[3,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/36	3,490	4,118
[3,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/37	3,000	3,531
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/31	2,285	2,328
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/32	7,095	8,188
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/41	20,480	23,353
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	2,250	2,561
	Miami-Dade County FL Aviation Revenue Port, Airport & Marina Revenue	4.000%	10/1/35	3,600	4,133
	Miami-Dade County FL Aviation Revenue Port, Airport & Marina Revenue	4.000%	10/1/40	5,405	6,132
	Miami-Dade County FL GO	3.000%	7/1/34	10,330	11,162
	Miami-Dade County FL GO	5.000%	7/1/37	4,465	5,560
	Miami-Dade County FL GO	5.000%	7/1/38	5,735	7,124
	Miami-Dade County FL GO	4.000%	7/1/40	4,420	5,147
	Miami-Dade County FL GO	5.000%	7/1/48	2,000	2,443
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	3,370	3,952
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	10	11
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,775	4,427
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	12,610	14,788
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	10,000	10,297
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	2,560	2,636
	Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/38	3,680	4,318

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/32	11,860	13,144
	Miami-Dade County FL Transit System Sales Tax Revenue	3.000%	7/1/37	4,885	5,100
	Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	7,575	7,718
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/35	4,830	5,447
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	6,545	7,400
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/41	1,750	2,031
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/42	5,120	5,949
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/46	2,100	2,403
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/46	1,215	1,451
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/48	3,400	3,884
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/51	4,445	5,001
	Miami-Dade County FL Water Revenue	4.000%	10/1/42	3,125	3,616
	Miami-Dade County FL Water Revenue	4.000%	10/1/44	1,875	2,159
	Miami-Dade County FL Water Revenue	4.000%	10/1/51	7,000	7,976
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	885	1,028
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/46	1,070	1,209
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	4,080	4,571
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	10,000	10,327
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	5,000	5,381
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	5.750%	10/1/23	5,150	5,564
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/43	15,000	17,132
[3]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/49	30,000	33,879
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	4,575	5,242
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	13,555	15,415
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/32	5,095	6,338
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	7,500	8,176
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/22	6,940	6,993
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/22	2,090	2,106
[3]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/36	2,335	2,743
[3]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/38	3,160	3,697
	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/23	1,500	1,586

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	6,000	7,181
[4]	Osceola County Expressway Authority Highway Revenue, 6.250% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	7,540	9,070
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	8,955	9,740
[6]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	500	506
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	5,750	6,328
[6]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/56	1,800	1,817
	Palm Beach County School District COP	5.000%	8/1/31	10,000	10,894
	Palm Beach County School District COP	5.000%	8/1/38	5,000	6,308
	Palm Beach County School District COP	5.000%	8/1/39	5,000	6,299
[3]	Pasco County School Board COP	5.000%	8/1/33	2,050	2,549
[3]	Pasco County School Board COP	5.000%	8/1/43	5,840	7,259
[5]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	12/15/48	3,285	3,662
[5]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.125%	12/15/53	2,355	2,635
	Putnam County FL Development Authority Electric Power & Light Revenue	5.000%	3/15/42	12,000	13,977
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Sunnyside Village Project)	5.000%	5/15/48	3,550	3,907
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	15,000	17,837
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/49	9,000	9,731
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	5,220	5,289
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/43	2,705	2,725
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	16,535	19,220
	St. Johns River Power Park Electric Power & Light Revenue	5.000%	10/1/37	4,500	4,515
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.250%	7/1/44	3,000	3,198
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/30	3,370	3,805
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/31	2,610	2,948
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/32	2,250	2,541
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/33	5,280	5,958
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	6,860	7,564
	Tampa FL Appropriations Revenue	2.000%	10/1/46	2,330	1,959
	Tampa FL Appropriations Revenue	2.250%	10/1/51	18,560	15,992
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	7,407	7,498
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,130	3,522
	Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/26	1,000	1,024
	Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/28	1,700	1,741

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/29	2,050	2,100
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/35	400	264
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/36	2,000	1,263
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/38	3,000	1,723
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/41	1,200	600
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/42	1,150	548
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	2,150	894
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/50	9,775	12,163
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/54	12,010	14,840
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	4,655	5,410
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/49	7,500	8,837
	West Palm Beach FL Appropriations Revenue	5.000%	10/1/37	10,655	12,257
	West Palm Beach FL Appropriations Revenue	5.000%	10/1/40	11,000	12,574
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/46	5,215	6,314
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/46	1,500	1,819
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/52	6,000	7,194
					896,391
Georgia (2.4%)
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/40	2,500	2,811
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/44	5,500	6,182
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	10,000	11,203
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/38	1,000	1,151
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/40	2,000	2,294
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/41	1,000	1,145
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/45	1,120	1,283
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/50	1,450	1,645
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	3,275	3,569
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	955	1,188
	Clayton County Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/41	1,000	1,022
	Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/42	1,000	1,142
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/42	7,425	8,595
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/47	6,510	7,519
	Columbus GA Water & Sewerage Water Revenue, Prere.	5.000%	5/1/23	1,000	1,053
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	4,990	6,017

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/33	1,370	1,577
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/38	1,250	1,423
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/39	1,430	1,626
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/40	1,000	1,132
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/41	1,000	1,129
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/34	785	867
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/35	1,000	1,103
[8]	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/26	3,405	3,711
	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/36	3,060	3,098
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,185	1,350
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,360	1,545
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,000	1,133
	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	1,750	2,011
	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	15,000	17,097
	Forsyth County School District GO	5.000%	2/1/38	2,000	2,394
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,875	2,047
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/49	10,000	10,941
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,400	5,716
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project)	4.000%	2/15/42	5,000	5,425
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project)	5.000%	2/15/45	5,000	5,736
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project), Prere.	5.500%	2/15/25	10,000	11,277
	Gainesville School District GO	4.000%	11/1/33	1,000	1,181
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/35	1,625	1,859
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	4,945	5,651
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	2/15/51	5,000	4,978
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	5,000	5,631
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/30	4,365	4,514
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/39	7,000	7,242

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/49	3,175	3,468
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/50	4,000	4,821
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/48	5,250	6,187
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	250	274
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	24,000	28,288
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	4,500	5,294
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	13,750	16,175
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	11,500	13,521
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/43	3,000	3,470
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	3,420	3,933
	Henry County School District GO	4.000%	8/1/30	5,020	5,573
	Henry County School District GO	4.000%	8/1/33	7,500	8,931
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/25	15,000	17,062
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/34	1,250	1,468
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	1,250	1,629
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/43	2,500	2,893
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	2,030	2,117
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	19,615	21,038
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	9,745	10,645
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	10,095	11,308
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	6,555	7,312
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/34	5,420	5,744
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/36	12,000	13,803
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/37	2,500	2,632
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/37	15,835	18,215
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/38	4,335	4,569
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/34	4,320	5,398
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/37	1,000	1,143
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/40	1,030	1,171
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/44	540	609
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/45	750	828

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	4.000%	1/1/34	5,000	5,421
				406,153
Guam (0.1%)
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/33	1,315	1,497
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/34	1,500	1,707
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	1,040	1,183
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	1,000	1,137
Guam Government Waterworks Authority Water Revenue	5.000%	1/1/50	3,000	3,522
Guam Income Tax Revenue	5.000%	12/1/46	1,500	1,678
Guam Miscellaneous Taxes Revenue	5.000%	11/15/31	3,555	3,944
Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	790	875
Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	675	744
Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,360	1,479
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,512
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	2,375	2,653
				21,931
Hawaii (0.7%)
Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.500%	7/1/38	4,360	4,623
Hawaii GO	4.000%	10/1/27	3,770	4,128
Hawaii GO	4.000%	4/1/31	7,500	8,261
Hawaii GO	4.000%	10/1/31	6,770	7,524
Hawaii GO	5.000%	1/1/33	3,140	3,750
Hawaii GO	5.000%	1/1/35	7,740	9,244
Hawaii GO	5.000%	1/1/37	18,720	22,344
Hawaii GO	5.000%	1/1/38	7,015	8,362
Hawaii GO, Prere.	4.000%	10/1/25	3,770	4,144
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/39	1,855	2,134
Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/38	2,770	3,357
Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/39	3,155	3,819
Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/40	2,565	3,100
Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/40	2,000	2,510
Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/41	2,000	2,506
Honolulu HI City & County GO	4.000%	10/1/32	4,980	5,403
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/29	9,610	10,451
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/34	1,000	1,158
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/36	2,510	2,901
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	10,000	11,286
Maui County HI GO	4.000%	3/1/36	1,375	1,622
Maui County HI GO	4.000%	3/1/37	685	807

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maui County HI GO	4.000%	3/1/38	1,500	1,763
					125,197
Idaho (0.2%)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	1,260	1,460
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/36	4,200	4,986
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/37	3,060	3,623
[5]	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/44	6,630	6,880
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	5.000%	7/1/47	15,180	17,418
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/38	2,500	2,897
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/39	2,450	2,823
					40,087
Illinois (5.1%)
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/28	550	493
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/33	1,000	1,150
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/34	2,000	2,388
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/34	1,000	1,136
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/35	1,290	1,463
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/36	1,575	1,784
[8]	Chicago Board of Education GO	5.500%	12/1/26	5,895	6,600
[8]	Chicago Board of Education GO	0.000%	12/1/27	9,270	8,181
[8]	Chicago Board of Education GO	0.000%	12/1/30	5,000	4,026
[8,12]	Chicago Board of Education GO	0.000%	12/1/30	5,000	4,026
[7]	Chicago Board of Education GO	5.500%	12/1/30	3,640	4,567
[8]	Chicago Board of Education GO	0.000%	12/1/31	15,000	11,683
[8,12]	Chicago Board of Education GO	0.000%	12/1/31	2,435	1,934
[3]	Chicago Board of Education GO	5.000%	12/1/31	625	746
[3]	Chicago Board of Education GO	5.000%	12/1/32	1,500	1,788
	Chicago Board of Education GO	5.000%	12/1/32	1,400	1,648
[3]	Chicago Board of Education GO	5.000%	12/1/35	1,000	1,189
	Chicago Board of Education GO	5.000%	12/1/35	2,560	2,994
	Chicago Board of Education GO	5.000%	12/1/36	2,800	3,271
	Chicago Board of Education GO	5.000%	12/1/36	3,100	3,621
	Chicago Board of Education GO	5.000%	12/1/37	3,000	3,504
[6]	Chicago Board of Education GO	4.000%	12/1/39	13,500	14,455
	Chicago Board of Education GO	5.000%	12/1/39	750	872
	Chicago Board of Education GO	5.250%	12/1/41	3,140	3,146
	Chicago Board of Education GO	5.000%	12/1/44	5,000	5,580
	Chicago Board of Education GO	5.000%	12/1/46	12,000	13,335
[5]	Chicago Board of Education GO	7.000%	12/1/46	1,815	2,250
[6]	Chicago Board of Education GO	4.000%	12/1/47	6,500	6,846
	Chicago IL GO	5.000%	1/1/26	2,390	2,617
	Chicago IL GO	4.000%	1/1/40	11,457	12,438
	Chicago IL GO	4.000%	1/1/49	13,632	14,552

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/39	1,500	1,594
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,000	2,339
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/44	9,750	10,378
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/47	2,500	2,841
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/44	13,410	14,613
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	7,800	8,296
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	2,015	2,143
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	26,870	29,465
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	5,615	6,141
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/34	1,325	1,513
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,000	6,102
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	3,000	3,427
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	15,000	17,135
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	2,300	2,615
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	10,000	11,394
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,000	1,135
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,100	1,249
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	7,145	8,099
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	3,400	3,838
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	12,000	14,052
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/43	9,000	9,361
[1]	Chicago Park District GO	5.000%	1/1/40	6,505	7,249
	Chicago Park District GO, Prere.	5.500%	1/1/24	2,000	2,170
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/45	8,000	9,599
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	4,400	4,846
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/50	9,500	10,590
	Cook County Community College District No. 508 GO	5.125%	12/1/38	4,250	4,449
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/47	12,500	14,160
	Cook County Forest Preserve District GO	5.000%	12/15/32	1,000	1,016
	Cook County Forest Preserve District GO	5.000%	12/15/37	2,500	2,539
	Cook County IL GO	5.000%	11/15/31	450	554
	Cook County IL GO	5.000%	11/15/32	295	363
	Cook County IL GO	5.000%	11/15/33	290	356
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/32	9,000	9,658

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority College & University Revenue	5.000%	10/1/32	1,000	1,301
Illinois Finance Authority College & University Revenue	5.000%	10/1/33	10,000	10,972
Illinois Finance Authority College & University Revenue	5.000%	10/1/34	1,000	1,348
Illinois Finance Authority College & University Revenue	5.000%	9/1/36	1,000	1,149
Illinois Finance Authority College & University Revenue	5.000%	7/1/42	2,000	2,034
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,080	3,324
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	1,110	1,197
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,640	4,618
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	5,519
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	5,000	5,712
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	2,800	3,016
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	4,870	6,162
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,120	2,640
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	2,670	2,933
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,000	3,455
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	3,000	3,453
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,000	2,313
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	2,000	2,309
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	2,000	2,301
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,000	2,316
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	2,000	2,294
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	5/15/43	2,840	2,920
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/44	225	240
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	20,000	22,497
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	5,000	5,586
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	17,600	19,887
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/47	9,065	9,326
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/50	3,500	3,858
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	2,500	2,742
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/51	1,000	1,131

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/55	3,400	3,701
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/56	815	916
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/22	6,000	6,078
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.125%	5/15/23	410	432
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/23	1,310	1,382
	Illinois Finance Authority Miscellaneous Revenue, Prere.	5.000%	3/1/22	45	45
	Illinois Finance Authority Miscellaneous Revenue, Prere.	5.000%	3/1/22	4,005	4,020
	Illinois GO	5.000%	12/1/22	7,450	7,705
	Illinois GO	5.000%	10/1/23	10,000	10,632
	Illinois GO	5.000%	11/1/23	4,860	5,180
	Illinois GO	5.000%	11/1/23	5,000	5,329
	Illinois GO	5.000%	8/1/24	9,000	9,183
	Illinois GO	5.000%	2/1/25	2,065	2,218
	Illinois GO	5.500%	7/1/25	2,950	3,137
	Illinois GO	5.000%	8/1/25	5,110	5,212
	Illinois GO	5.000%	1/1/27	3,510	3,947
	Illinois GO	5.000%	6/1/27	1,010	1,145
	Illinois GO	5.000%	9/1/27	2,000	2,309
	Illinois GO	5.000%	11/1/27	3,080	3,563
	Illinois GO	5.000%	12/1/27	500	579
	Illinois GO	4.000%	3/1/28	3,000	3,317
	Illinois GO	5.000%	11/1/28	4,710	5,431
	Illinois GO	5.000%	10/1/29	2,000	2,357
	Illinois GO	5.500%	1/1/30	445	548
	Illinois GO	5.000%	5/1/30	545	638
	Illinois GO	5.250%	7/1/30	5,000	5,287
	Illinois GO	5.000%	10/1/30	1,500	1,759
	Illinois GO	5.000%	5/1/32	2,340	2,710
[3]	Illinois GO	5.250%	2/1/33	5,200	5,611
[3]	Illinois GO	5.500%	7/1/33	3,350	3,561
	Illinois GO	4.000%	12/1/33	4,000	4,309
[3]	Illinois GO	5.250%	2/1/34	3,125	3,371
	Illinois GO	4.250%	12/1/37	4,500	4,894
	Illinois GO	4.000%	3/1/39	1,050	1,149
	Illinois Sales Tax Revenue	5.000%	6/15/27	3,145	3,575
	Illinois Sales Tax Revenue	4.000%	6/15/30	4,410	4,762
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,500	2,919
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	3,000	3,578
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	10,000	10,376
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	1,210	1,430
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	1,000	1,111
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	16,725	18,781
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	2,000	2,471
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	14,000	16,454

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/44	2,500	2,821
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/46	7,590	9,368
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/34	150	175
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/35	500	581
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	2,715	2,574
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/25	10,010	9,373
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	17,500	13,787
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	17,500	13,522
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	7,500	5,704
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	7,500	5,533
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	10,350	7,522
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/34	4,870	3,428
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	4,500	2,913
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	500	281
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	5,000	2,835
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	500	276
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	500	270
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/41	500	265
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	6,000	3,028
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/47	9,500	10,168
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.500%	6/15/53	1,000	1,108
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	4.000%	6/15/50	10,000	10,615
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	6,000	6,812
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	5.000%	6/15/42	3,965	4,030
[1]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	11,500	4,403
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/46	3,600	4,157
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/51	4,125	4,730
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	6,375	7,292
	Springfield IL Water Revenue, Prere.	5.000%	3/1/22	8,000	8,030
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/27	115	119

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/29	9,100	9,380
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/32	16,500	12,770
					863,097
Indiana (1.0%)
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/33	9,215	10,620
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/38	3,000	3,526
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	12,815	14,373
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	13,000	14,964
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/30	1,100	1,195
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/39	2,770	2,978
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	6.000%	11/15/23	10,000	10,887
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/32	6,130	6,929
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	12,610	14,264
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/34	8,780	9,938
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/35	2,500	2,830
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/37	7,000	7,197
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/39	7,000	7,681
	Indiana Finance Authority Water Revenue	5.000%	10/1/41	11,335	13,061
	Indiana Finance Authority Water Revenue	5.000%	10/1/46	7,140	8,172
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/33	2,500	2,691
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/34	7,915	9,907
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/35	4,100	5,116
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/36	1,805	1,904
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/37	1,860	1,960
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/38	1,500	1,577
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	7/1/32	1,300	1,495
	Purdue University College & University Revenue	5.000%	7/1/32	6,945	7,651
	Purdue University College & University Revenue	5.000%	7/1/33	5,575	6,140
	Purdue University College & University Revenue	5.000%	7/1/34	4,810	5,292
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/40	1,000	1,056
					173,404
Iowa (0.2%)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/51	3,000	3,095
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project)	5.250%	12/1/25	15,000	15,952

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project) PUT	5.250%	12/1/37	7,240	7,797
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/45	3,375	3,683
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	5,450	5,926
Polk County IA GO	5.000%	6/1/24	2,425	2,646
				39,099
Kansas (0.3%)
Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/30	5,000	5,567
Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/31	4,000	4,452
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/29	2,275	2,388
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/30	4,165	4,371
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/31	4,975	5,221
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/32	5,225	5,481
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/33	1,610	1,689
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/34	1,590	1,667
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/35	16,585	17,335
University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	6,165	7,318
				55,489
Kentucky (0.7%)
Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	375	415
Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	375	414
Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	6,700	7,735
Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	5,300	6,115
Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,000	1,194
Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/35	725	863
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	4,350	4,658
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	12,310	12,968
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	11,475	12,203
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	5,515	5,930
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	470	506
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	4,310	4,695

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.450% coupon rate effective 7/1/23	0.000%	7/1/34	2,010	2,454
[4]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.750% coupon rate effective 7/1/23	0.000%	7/1/43	10,000	12,098
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	5.750%	7/1/23	12,625	13,485
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	6.000%	7/1/23	5,000	5,356
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/35	1,000	1,133
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/38	1,000	1,128
[6]	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/29	2,500	3,009
[6]	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/30	3,180	3,889
[6]	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/31	1,250	1,554
[6]	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/32	1,335	1,654
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,500	1,819
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.750%	10/1/42	13,020	13,961
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	1,065	1,081
	University of Kentucky College & University Revenue	3.750%	4/1/34	2,730	3,176
	Warren County KY Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/23	1,620	1,699
					125,192
Louisiana (0.6%)
[3]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/30	1,420	1,695
[3]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/32	1,580	1,880
[3]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/26	3,185	3,614
[3]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/28	1,280	1,447
[3]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/31	1,280	1,432
[3]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/32	1,520	1,698
[3]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/34	1,190	1,312
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	10/1/24	5,180	5,707
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/30	13,065	15,635
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	4,265	4,603
	Louisiana Public Facilities Authority College & University Revenue (Tulane University Project)	5.000%	12/15/46	2,685	3,089

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,380	2,859
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,500	3,003
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,630	3,153
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	3,245	3,860
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	11,815
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/49	5,000	5,571
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/28	4,000	4,224
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/29	3,135	3,311
	Louisiana State University & Agricultural & Mechanical College & University Revenue, Prere.	5.000%	7/1/23	1,000	1,058
	Louisiana State University & Agricultural & Mechanical College & University Revenue, Prere.	5.000%	7/1/23	505	534
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/36	1,305	1,538
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/37	1,510	1,779
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/41	2,000	2,345
	St. Charles Parish LA Industrial Revenue PUT	4.000%	6/1/22	4,000	4,045
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	1,215	1,239
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	1,625	1,677
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/35	1,710	2,021
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/48	5,000	5,872
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	470	535
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	1,025	1,165
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	1,105	1,254
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	745	843
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/42	965	1,084
					106,897
Maine (0.3%)
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/35	895	964
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/36	1,000	1,074
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/33	5,000	5,770
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/38	4,010	4,215
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/46	1,250	1,405
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/51	4,820	5,393
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	5,100	5,503

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,250	2,652
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	3,020	3,537
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/34	1,660	1,902
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/37	1,520	1,704
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/37	1,640	1,878
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/38	3,155	3,309
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/38	1,850	2,071
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/39	3,310	3,467
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/40	2,470	2,583
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/36	1,355	1,506
					48,933
Maryland (2.2%)
	Anne Arundel County MD GO	5.000%	4/1/26	1,155	1,252
	Anne Arundel County MD GO	5.000%	10/1/26	1,090	1,239
	Anne Arundel County MD GO	5.000%	4/1/29	2,505	3,100
	Anne Arundel County MD GO	5.000%	10/1/31	3,615	4,216
	Anne Arundel County MD GO	5.000%	10/1/31	2,075	2,420
	Anne Arundel County MD GO	5.000%	10/1/32	3,615	4,217
	Anne Arundel County MD GO	5.000%	10/1/32	2,125	2,479
	Anne Arundel County MD GO	5.000%	10/1/33	3,615	4,214
	Anne Arundel County MD GO	5.000%	10/1/33	2,090	2,436
	Baltimore County MD GO	5.000%	8/1/30	5,000	5,481
	Baltimore MD Sewer Revenue	4.000%	7/1/44	2,000	2,264
	Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	5,000	5,377
	Frederick County MD Tax Allocation Revenue	3.750%	7/1/39	1,410	1,451
	Howard County MD GO	4.000%	2/15/33	8,200	9,148
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	7,090	7,575
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.250%	9/1/50	11,330	11,949
[6]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	260	303
[6]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	110	124
[6]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/27	555	662
[6]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/27	115	132
[6]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	495	602
[6]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	115	134
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/29	7,500	8,077
[6]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/29	105	125
	Maryland Department of Transportation Lease Revenue	4.000%	12/1/32	3,650	4,075
	Maryland GO	5.000%	3/15/25	4,715	5,276
	Maryland GO	4.000%	6/1/29	25,000	26,638
	Maryland GO	5.000%	8/1/32	14,040	17,770

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland GO	5.000%	8/1/34	15,000	18,943
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	1,575	1,958
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,000	2,467
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	300	373
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	3,140	3,568
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	155	175
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	10,000	10,586
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	7,000	7,614
[5,10]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.540%	0.600%	12/8/27	14,600	14,600
[8]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	7.000%	7/1/22	4,520	4,639
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/39	1,500	1,716
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/40	2,000	2,284
	Maryland Stadium Authority Lottery Revenue	5.000%	5/1/50	3,000	4,134
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/37	1,500	1,595
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/38	1,750	2,027
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/40	3,710	3,903
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/40	2,525	2,914
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/41	2,420	2,787
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/47	13,050	13,477
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/37	5,000	5,725
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/39	4,250	4,850
	Montgomery County MD GO	4.000%	12/1/34	15,000	15,778
	Prince George's County MD COP	5.000%	10/1/43	15,780	19,029
	Prince George's County MD GO	5.000%	7/15/33	20,250	24,574
	Prince George's County MD GO	5.000%	7/15/34	18,740	22,710
	Prince George's County MD GO	5.000%	7/15/37	2,025	2,448
	Prince George's County MD GO	5.000%	7/15/39	2,805	3,386
	Prince George's County MD GO	5.000%	7/15/40	1,500	1,810
	University System of Maryland College & University Revenue	5.000%	4/1/30	6,180	7,425
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/32	14,725	16,538

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/34	7,315	7,790
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/47	9,520	10,533
					375,092
Massachusetts (3.1%)
	Commonwealth of Massachusetts GO	4.000%	9/1/31	12,500	13,961
	Commonwealth of Massachusetts GO	5.000%	5/1/32	11,000	11,940
	Commonwealth of Massachusetts GO	4.000%	9/1/32	7,620	8,518
	Commonwealth of Massachusetts GO	3.000%	11/1/35	3,000	3,164
	Commonwealth of Massachusetts GO	5.000%	1/1/38	5,200	6,202
	Commonwealth of Massachusetts GO	3.000%	11/1/39	1,700	1,805
	Commonwealth of Massachusetts GO	5.000%	7/1/40	1,250	1,404
	Commonwealth of Massachusetts GO	2.000%	9/1/42	5,715	5,023
	Commonwealth of Massachusetts GO	5.000%	7/1/45	1,500	1,836
	Commonwealth of Massachusetts GO	3.000%	3/1/47	17,500	18,026
	Commonwealth of Massachusetts GO	4.000%	5/1/48	10,000	11,144
	Commonwealth of Massachusetts GO	5.000%	9/1/48	15,000	18,059
	Commonwealth of Massachusetts GO	5.000%	1/1/49	8,000	9,556
	Commonwealth of Massachusetts GO	2.750%	3/1/50	13,225	12,758
	Commonwealth of Massachusetts GO	2.000%	4/1/50	10,500	8,627
	Commonwealth of Massachusetts GO	2.125%	4/1/51	5,000	4,238
	Commonwealth of Massachusetts GO	5.000%	9/1/51	10,000	12,413
[8]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/27	7,190	8,533
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	6,420	8,017
	Harvard MA GO	3.000%	8/15/36	1,260	1,337
	Harvard MA GO	3.000%	8/15/37	1,210	1,282
	Hingham MA GO	3.000%	2/15/36	810	859
	Lowell MA GO	2.000%	9/1/38	1,340	1,235
	Lowell MA GO	2.000%	9/1/39	1,445	1,320
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/32	1,000	1,332
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/33	2,390	2,601
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/38	5,355	6,277
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/39	6,170	7,221
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	6,160	7,196
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,715	9,267
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,000	8,565
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,055	2,427
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	3,000	3,664
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	3,000	3,604
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/51	7,000	8,038
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	2,000	2,754
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	4,800	5,448
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	5,000	5,086

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/43	3,015	3,466
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	5,000	5,616
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	5,000	5,870
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/45	3,500	4,143
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	4,845	5,170
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	700	748
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	3,400	4,996
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	1,000	1,061
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,270	3,924
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	40	50
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	4,760	5,418
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	40	50
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	45	57
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	45	57
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	1,990	2,168
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,500	1,762
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	5,000	5,383
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	2,790	3,255
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	11/15/46	3,000	3,257
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	6,695	7,616
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	7,500	8,823
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	10,200	10,945
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	5,000	5,536
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	1,000	1,103
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/51	2,000	2,103
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	7,530	7,745
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	755	962
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	700	891
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	750	953
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,605	2,030

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	910	1,149
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	750	945
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/24	500	540
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/25	750	837
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/32	8,800	9,616
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	13,340	14,921
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/38	5,000	5,248
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/39	12,120	15,105
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/40	7,000	8,076
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	7,500	9,055
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	10,000	12,233
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	5,000	5,661
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/26	27,000	30,966
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/33	1,145	1,387
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/34	4,000	4,847
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/35	3,500	4,244
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	4,000	4,636
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	2,000	2,318
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	5,640	6,555
	Milford MA GO	2.250%	12/1/44	2,000	1,806
	Milford MA GO	2.125%	12/1/48	5,000	4,195
	Milford MA GO	2.500%	12/1/51	3,000	2,668
[3]	Springfield MA GO	3.000%	3/1/33	1,080	1,141
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/35	2,000	2,451
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/36	3,400	4,160
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/37	3,210	3,924
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/38	3,000	3,662
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/39	2,015	2,456
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/50	1,000	1,216
	Weymouth MA GO	2.000%	9/15/41	1,180	1,053
	Weymouth MA GO	2.000%	9/15/45	3,000	2,561
	Weymouth MA GO	2.250%	9/15/50	4,420	3,805
[6]	Worcester MA GO	2.000%	2/1/41	7,400	6,534
[6]	Worcester MA GO	2.000%	2/1/42	7,465	6,528
					536,394

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan (3.0%)
	Ann Arbor School District GO	3.000%	5/1/32	5,975	6,457
	Ann Arbor School District GO	3.000%	5/1/33	6,150	6,643
	Ann Arbor School District GO	3.000%	5/1/35	6,525	7,006
	Detroit MI Sewage Disposal System Sewer Revenue, Prere.	5.250%	7/1/22	1,000	1,020
[3]	Detroit Wayne County Stadium Authority Lease Revenue	5.000%	10/1/26	2,500	2,573
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	2,250	2,644
[13]	East Lansing School District GO	5.000%	5/1/39	1,000	1,162
[13]	East Lansing School District GO	5.000%	5/1/42	2,000	2,318
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/33	1,090	1,263
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/36	1,055	1,220
[13]	Grand Blanc Community Schools GO	5.000%	11/1/30	2,750	3,501
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	5,000	4,835
[3]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	10,000	10,943
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	24,995	28,217
	Ingham County Building Authority Lease Revenue	3.000%	5/1/35	4,025	4,256
[13]	Jackson MI Public Schools GO	5.000%	5/1/31	1,000	1,215
	Kalamazoo County MI GO	3.000%	5/1/34	2,290	2,463
	Kalamazoo County MI GO	3.000%	5/1/35	1,185	1,272
	Kalamazoo County MI GO	3.000%	5/1/36	1,210	1,297
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	17,330	18,609
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/41	3,300	3,869
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/45	3,000	3,499
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	750	803
	Macomb Interceptor Drain Drainage District	5.000%	5/1/42	8,360	9,768
	Michigan (Environmental Program) GO	4.000%	5/1/29	17,425	19,297
	Michigan Finance Authority College & University Revenue	4.000%	9/1/46	6,750	7,457
	Michigan Finance Authority College & University Revenue	4.000%	9/1/50	5,300	5,833
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/45	1,000	1,096
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/50	1,000	1,090
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	4,000	4,440
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,601
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	8,080	9,116
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	13,500	14,939
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	17,355	19,543
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	8,000	8,996
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	3,145	3,531
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,875	2,184

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	14,000	16,702
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	3,475	3,850
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/51	15,610	17,725
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,000	5,543
[10]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.850%	0.910%	12/1/24	7,500	7,593
[10]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.960%	12/1/25	2,500	2,548
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	4,000	4,145
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	6,000	6,548
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	12/1/29	210	246
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/39	13,195	14,471
	Michigan Finance Authority Lease Revenue	5.000%	11/1/43	6,000	7,128
	Michigan Finance Authority Lease Revenue	4.000%	11/1/55	5,000	5,573
[1]	Michigan Finance Authority Lease Revenue	4.000%	11/1/55	6,000	6,748
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/32	5,000	5,445
	Michigan Finance Authority Sewer Revenue, Prere.	5.000%	7/1/22	3,670	3,739
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	4,000	4,390
	Michigan Finance Authority Water Revenue	5.000%	10/1/27	10,070	11,802
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/27	500	562
[3]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/28	3,000	3,368
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	1,000	1,121
[8]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	2,210	2,401
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	7,500	8,160
[8]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,165	1,264
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/35	1,435	1,774
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/33	2,245	2,586
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/41	2,005	2,276
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/51	8,000	8,965
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	3,070	3,471
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/29	1,560	1,665
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	2,100	2,358
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/45	4,900	5,450
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/47	2,000	2,137

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	1,475	1,676
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Transportation Program)	4.000%	10/15/39	1,885	2,188
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	2,300	2,335
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/32	1,000	1,024
	Michigan State University College & University Revenue	5.000%	8/15/27	1,060	1,125
	Michigan State University College & University Revenue	4.000%	2/15/44	5,000	5,615
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.250%	10/15/40	5,500	6,254
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	5,000	5,852
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	5,000	5,846
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	5,000	5,829
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	5,000	5,819
	Oakland-Macomb Interceptor Drain Drainage District	4.000%	7/1/31	2,690	3,131
	Rochester Community School District GO	3.000%	5/1/33	1,000	1,069
[13]	Rockford Public Schools GO	5.000%	5/1/44	1,225	1,376
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	8,255	8,847
	Royal Oak MI GO	5.000%	4/1/43	2,600	3,082
[13]	Saginaw City School District GO	4.000%	5/1/44	4,000	4,514
	Southfield MI GO	3.000%	5/1/33	1,000	1,075
	University of Michigan College & University Revenue	5.000%	4/1/34	1,000	1,228
	University of Michigan College & University Revenue	5.000%	4/1/35	3,520	4,318
	University of Michigan College & University Revenue	5.000%	4/1/36	2,500	3,064
[13]	Walled Lake Consolidated School District GO	5.000%	5/1/32	625	789
[13]	Walled Lake Consolidated School District GO	5.000%	5/1/33	990	1,249
[13]	Walled Lake Consolidated School District GO	5.000%	5/1/34	1,000	1,260
[13]	Walled Lake Consolidated School District GO	5.000%	5/1/35	1,250	1,567
[1]	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/39	3,000	3,297
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/40	2,890	3,249
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/42	2,545	3,007
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/45	5,000	5,613
	Wayne State University College & University Revenue	5.000%	11/15/35	1,100	1,241
	Wayne State University College & University Revenue	5.000%	11/15/38	2,220	2,499
[3]	Western Michigan University College & University Revenue	5.000%	11/15/38	300	375
[3]	Western Michigan University College & University Revenue	5.000%	11/15/39	385	480
[3]	Western Michigan University College & University Revenue	5.000%	11/15/40	325	404
[3]	Western Michigan University College & University Revenue	5.000%	11/15/46	2,000	2,459
[13]	Woodhaven-Brownstown School District GO	5.000%	5/1/27	3,675	4,249

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[13]	Woodhaven-Brownstown School District GO	5.000%	5/1/28	3,705	4,274
					510,009
Minnesota (1.1%)
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/15/48	5,000	5,538
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/58	6,250	7,195
	Duluth Independent School District No. 709 COP	5.000%	2/1/26	2,200	2,482
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	1,200	1,320
	Hastings Independent School District No. 200 GO	0.000%	2/1/29	3,515	3,061
	Hennepin County MN GO	5.000%	12/15/34	10,675	13,067
	Minneapolis MN GO	3.000%	12/1/34	4,390	4,663
	Minneapolis Special School District No. 1 COP	4.000%	2/1/29	11,120	11,434
	Minneapolis Special School District No. 1 COP	4.000%	2/1/30	11,505	11,823
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/31	3,730	4,048
	Minnesota GO	5.000%	8/1/26	3,000	3,395
	Minnesota GO	5.000%	10/1/30	1,640	1,950
	Minnesota GO	5.000%	8/1/36	4,000	4,957
	Minnesota GO	4.000%	9/1/37	11,540	13,665
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/34	500	555
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/35	400	443
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/38	3,895	4,496
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/39	2,415	2,783
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	9,400	9,845
	Moorhead Independent School District No. 152 GO	3.000%	2/1/32	2,110	2,234
	Moorhead Independent School District No. 152 GO	3.000%	2/1/33	2,170	2,297
	Moorhead Independent School District No. 152 GO	3.000%	2/1/34	2,245	2,376
	Prior Lake-Savage Independent School District No. 719 GO	0.000%	2/1/29	5,690	4,933
	Rochester MN Electric Utility Electric Power & Light Revenue	5.000%	12/1/42	3,660	4,192
	Rochester MN Electric Utility Electric Power & Light Revenue	5.000%	12/1/47	1,990	2,261
	Rochester MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	6,745
	Rochester MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	2,500	3,435
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/31	2,125	2,262
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/32	2,370	2,511
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/33	2,260	2,393
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/34	2,975	3,150
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/35	1,925	2,035
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/36	3,250	3,432

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/48	5,000	5,933
	St. Cloud MN Health, Hospital, Nursing Home Revenue	4.000%	5/1/49	4,000	4,427
[3]	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	3,480	3,838
[3]	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/47	5,000	5,866
	University of Minnesota College & University Revenue	5.000%	4/1/36	1,825	2,076
	Virginia Independent School District No. 706 GO	3.000%	2/1/34	2,790	2,946
	Virginia Independent School District No. 706 GO	3.000%	2/1/35	2,465	2,599
					178,661
Mississippi (0.2%)
	Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/28	1,980	2,245
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	5,175	5,920
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/46	9,900	11,259
	Mississippi State University Educational Building Corp. College & University Revenue, Prere.	5.250%	8/1/23	2,500	2,665
	University of Southern Mississippi College & University Revenue, Prere.	5.000%	3/1/23	4,490	4,698
					26,787
Missouri (1.4%)
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	1,745	1,946
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	3,040	3,375
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/43	3,305	3,641
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/46	1,500	1,475
[3]	Columbia MO Water & Electric System Electric Power & Light Revenue	3.000%	10/1/32	4,425	4,725
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	3.000%	2/15/46	2,250	2,290
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	4.000%	2/15/51	1,060	1,174
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/30	5,205	5,756
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/31	10,145	11,216
	Jackson County Reorganized School District No. 7 GO	4.000%	3/1/38	8,000	9,185
	Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/29	2,755	3,060
	Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/30	6,905	7,674
	Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/40	6,750	7,462
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/35	1,570	1,783

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/36	2,500	2,841
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/37	1,315	1,494
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/38	2,500	2,838
Kansas City MO Special Obligation Revenue	5.000%	9/1/39	3,250	3,448
Little Blue Valley Sewer District Revenue	4.000%	9/1/32	3,370	3,771
Little Blue Valley Sewer District Revenue	3.000%	9/1/35	3,705	3,876
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/30	3,380	3,782
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/31	2,000	2,237
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/45	6,785	7,510
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/46	3,130	3,617
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/48	2,000	2,427
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/49	5,100	6,129
Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/25	3,215	3,600
Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/45	1,500	1,602
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	5,000	5,385
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	2,110	2,230
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/39	5,010	5,394
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,890	2,194
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	5,515	6,195
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,125	2,453
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	3,400	3,568
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	5,000	5,827
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/43	1,250	1,476
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	12,500	14,711
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/49	7,000	7,613
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/53	20,000	22,321
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	8,125	8,873
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	15,000	16,638
Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.250%	5/1/51	1,835	1,937
Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue, Prere.	5.000%	10/1/22	4,670	4,809
St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/44	1,760	2,102

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/49	1,500	1,781
[3]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue	5.000%	10/1/49	9,500	11,400
	University of Missouri College & University Revenue	4.000%	11/1/33	5,000	5,358
					246,199
Montana (0.2%)
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/31	3,540	3,634
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/33	1,685	1,860
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/34	1,510	1,665
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/35	1,050	1,156
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/36	910	1,001
[6]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	721
[6]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,370	1,539
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,650	3,033
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	1,500	1,700
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	9,230	10,797
					27,106
Multiple States (0.2%)
	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	3,826	4,199
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.260%	2/1/22	9,855	9,855
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.260%	2/1/22	15,000	15,000
					29,054
Nebraska (0.5%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	4,100	4,851
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/36	1,780	2,305
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	10,000	10,638
[2]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	8,400	9,132
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,250	1,540
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,000	1,152
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	2,000	2,305
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	1,000	1,153
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/45	2,500	2,780
[10]	Douglas County NE College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.530%	0.630%	9/1/26	4,000	4,014

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/33	1,000	1,261
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/33	1,000	1,261
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/34	1,500	1,891
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/34	1,500	1,891
	Omaha NE Sewer Revenue	4.000%	4/1/36	425	494
	Omaha NE Sewer Revenue	4.000%	4/1/37	375	436
	Omaha NE Sewer Revenue	4.000%	4/1/38	200	232
	Omaha NE Sewer Revenue	4.000%	4/1/39	125	145
	Omaha NE Sewer Revenue	4.000%	4/1/40	100	116
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/36	1,010	1,198
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/51	10,000	11,352
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/31	10,800	11,902
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	6,000	6,587
					78,636
Nevada (0.5%)
	Clark County NV GO	4.000%	12/1/39	23,100	26,184
	Clark County School District GO	3.000%	6/15/37	3,500	3,657
	Clark County School District GO	3.000%	6/15/39	3,575	3,722
	Clark County School District GO	3.000%	6/15/41	3,000	3,112
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	15,000	17,590
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/28	425	496
	Las Vegas NV GO	4.000%	9/1/32	8,860	9,612
	Las Vegas NV GO	4.000%	9/1/33	9,220	10,021
	Las Vegas Valley Water District GO	5.000%	6/1/32	2,870	3,293
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/33	5,000	5,563
	Nevada System of Higher Education College & University Revenue	4.000%	7/1/47	2,570	2,800
[1]	North Las Vegas NV GO	3.000%	6/1/31	1,845	1,961
	Washoe County NV Fuel Sales Tax Revenue	4.000%	2/1/38	1,325	1,521
	Washoe County NV Fuel Sales Tax Revenue	4.000%	2/1/39	1,000	1,147
	Washoe County NV Fuel Sales Tax Revenue	4.000%	2/1/40	1,275	1,460
					92,139
New Hampshire (0.2%)
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/51	5,000	5,619
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	10,000	11,417
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	500	582
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	500	573
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	1,415	1,482

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	1,460	1,527
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,125	1,175
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/42	1,045	1,089
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/30	1,000	1,104
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/31	705	776
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/32	1,010	1,111
					26,455
New Jersey (3.9%)
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue	5.750%	2/15/42	5,000	5,209
[3]	Clifton Board Of Education GO	2.125%	8/15/43	5,000	4,190
[1]	Cumberland County Improvement Authority Lease Revenue (County Correctional Facility Project)	4.000%	10/1/43	2,000	2,234
[1]	Cumberland County Improvement Authority Lease Revenue (County Correctional Facility Project)	4.000%	10/1/48	2,500	2,774
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/46	1,100	1,259
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	1,300	1,474
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/60	875	983
	Essex County NJ GO	2.000%	9/1/46	3,900	3,255
	Essex County NJ GO	2.000%	9/1/48	3,900	3,205
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/46	7,000	7,990
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/51	3,500	3,979
	Hudson County NJ GO	3.000%	11/15/31	5,000	5,386
	Mahwah Township NJ GO	0.050%	1/15/33	2,250	1,713
[3]	Maple Shade Township School District GO	3.000%	7/15/35	1,425	1,497
	Mercer County NJ GO	0.050%	2/15/31	5,000	4,072
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/23	20,000	20,895
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	3,000	3,123
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	7,500	8,811
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	16,500	19,882
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	1,250	1,311
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/36	2,000	2,286
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	125	139
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	180	200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	890	985
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	490	541
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/43	5,000	5,804
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	920	1,005
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	10,000	11,243
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	1,580	1,715
[3]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/31	1,760	2,056
[3]	New Jersey Economic Development Authority College & University Revenue	4.000%	6/1/32	1,850	2,041
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	6,620	7,487
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	2,000	2,322
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/29	4,365	5,300
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/34	350	381
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/38	1,750	1,611
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,080	2,493
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/26	650	724
	New Jersey GO	5.000%	6/1/29	1,950	2,357
	New Jersey GO	4.000%	6/1/30	6,050	6,950
	New Jersey GO	2.000%	6/1/33	15,000	14,017
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,755	6,610
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,065	3,515
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	335	343
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	180	184
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	285	290
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	220	223
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,600	4,071
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	10,025	10,811
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	10,000	9,821

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	4,375	4,941
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/52	3,000	3,477
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/29	7,335	7,758
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.375%	12/1/29	990	998
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	4,285	4,545
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	8,500	8,815
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	5,190	4,838
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,225	1,407
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	12,000	10,561
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	2,640	3,020
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	4,340	4,961
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,940	3,357
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,555	2,918
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	7,000	7,978
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,435	2,741
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	8,925	9,814
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	17,000	13,144
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	3,045	3,580
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	2,620	3,077
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	2,000	1,319
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	2,920	3,425
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	5,305	6,215
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	2,795	3,109
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	1,835	2,032
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	3,065	3,409
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	3,665	4,047
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	2,665	2,936
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	3,125	3,432
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/30	1,000	1,189

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/33	3,745	4,406
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/34	2,310	2,715
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/36	4,120	4,528
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/42	2,500	2,737
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.250%	6/15/43	7,000	8,261
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/46	2,500	2,894
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/28	12,000	12,619
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/29	1,925	1,957
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.500%	6/15/39	5,300	5,592
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	5,300	5,914
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	10,050	10,526
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	15,325	16,679
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	19,260	20,901
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	2,250	2,520
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	1,250	1,467
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,250	1,509
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	3,250	3,605
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	1,750	1,937
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	5,000	5,478
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	2,500	2,966
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	2,750	2,589
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	3,750	4,049
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	6,850	7,436
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	5,500	6,343

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	1,250	1,476
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	12,000	13,984
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	5,000	5,822
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,000	3,488
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	17,170	19,353
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	9,000	10,659
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	5,575	6,390
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	3,420	3,804
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	6,850	7,723
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	11,995	14,279
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	18,000	19,730
[1]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	1,000	1,122
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	2,000	2,064
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,000	2,357
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,900	2,235
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	34,385	38,596
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	17,250	19,204
	Toms River Board of Education GO	3.000%	7/15/29	1,500	1,575
	Toms River Board of Education GO	3.000%	7/15/30	1,500	1,568
	Toms River Board of Education GO	3.000%	7/15/31	1,500	1,564
	Toms River Board of Education GO	3.000%	7/15/32	1,500	1,562
					661,993
New Mexico (0.6%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/27	1,525	1,771
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/30	1,650	1,905
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/30	1,500	1,816
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/31	2,505	3,023
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/33	6,705	7,404
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/34	9,860	10,849
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,650	2,024
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	12,010	13,387
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/22	12,025	12,296
[2,9]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	48,065	53,471
					107,946
New York (14.2%)
[3]	Hempstead NY GO	4.000%	4/1/27	6,850	7,432
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/43	2,100	2,403
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	2,000	2,284
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,025	2,390

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,000	2,505
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	2,000	2,177
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	3,250	3,711
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	17,000	18,439
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/46	1,935	2,205
Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	680	678
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	1,180	1,382
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/29	11,530	13,516
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	18,605	21,762
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	5,250	5,414
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,105	1,246
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,500	1,657
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,000	1,173
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,000	1,191
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,167
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,500	1,809
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,750	1,983
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,400	1,626
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	6,000	6,537
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,000	1,223
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	6,030	6,562
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/31	10,000	11,268
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	2,590	3,112
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	2,000	2,215
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	6,000	6,473
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/37	11,105	11,973
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	140	150
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	5,035	5,330
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	5,000	5,212
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	1,000	1,089

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	1,000	1,087
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	2,000	2,166
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	7,260	8,564
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	20,000	21,615
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	7,025	8,050
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	1,500	1,765
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/47	2,480	2,660
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	3,000	3,226
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	480	510
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	7,000	7,649
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	2,500	2,665
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	18,930	22,353
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	3,000	3,367
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/57	3,000	3,409
	Metropolitan Transportation Authority Transit Revenue BAN	4.000%	2/1/22	8,065	8,065
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/22	4,730	4,786
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/22	5,435	5,561
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	27,500	30,161
[3,10]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	0.577%	4/1/24	1,245	1,244
[3,10]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	0.584%	4/1/24	1,750	1,748
[10]	Metropolitan Transportation Authority Transit Revenue PUT, SOFR + 0.330%	0.363%	4/1/24	2,850	2,828
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	5,000	5,272
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	11,935	12,585
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/33	20	24
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	3,640	4,013
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	3,000	3,364
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	12,925	12,957
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/35	3,500	4,132
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	3,000	3,057
[3]	Nassau County NY GO	5.000%	7/1/32	2,740	3,295

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.850%	11/1/43	2,750	2,909
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	11/1/43	5,820	6,220
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	4,405	4,439
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/46	3,000	2,832
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	10,000	10,606
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.050%	11/1/48	4,040	4,295
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	5/1/51	2,000	1,891
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	11/1/53	9,000	9,510
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	805	790
[3]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	625	648
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	3,295	3,409
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	2,500	2,746
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	6,000	6,093
[11]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/24	9,670	9,378
[11]	New York City Industrial Development Agency Recreational Revenue PILOT, ETM	0.000%	3/1/22	4,585	4,583
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	10,500	11,863
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/39	7,830	8,934
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/40	8,500	9,516
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	5,000	5,021
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	5,100	5,201
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	800	816
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	4,320	5,229
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,010	6,056
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	5,100	6,160
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	9,550	11,509
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	10,080	10,272
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/39	9,930	11,385
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/40	7,245	7,360
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/48	4,000	3,964

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	10,000	10,316
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	17,055	20,058
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	7,800	9,851
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	2,500	2,604
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	4,315	4,887
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	15,675	18,828
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	11,560	13,619
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	3,000	3,467
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	7,000	7,922
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	1,000	1,260
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	10,000	10,673
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	10,000	10,883
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,280	3,738
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	10,195	12,450
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	8,000	8,894
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	4,735	5,365
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	7,000	8,744
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	9,000	9,657
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	7,080	7,835
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	5,500	6,312
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	25,790	31,471
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	3,000	3,743
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	6,060	6,727
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	4,500	5,091
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	1,500	1,725
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	10,000	11,422
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	6,290	6,972
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	4,100	4,712
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	12,038
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	4,530	5,110

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/39	3,455	3,937
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,150	6,267
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	8,000	9,051
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/39	4,685	4,766
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/40	10,500	11,935
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	5,000	5,700
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	6,875	7,811
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	5,000	5,618
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	1,000	1,135
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/41	5,020	5,659
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/42	9,310	9,346
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	10,510	11,787
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	7,000	7,952
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	8,000	8,001
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/48	10,000	9,929
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/49	11,500	12,856
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/30	5,010	5,560
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/41	23,000	25,384
New York City Water & Sewer System Sewer Water Revenue	3.000%	6/15/44	26,580	27,290
New York City Water & Sewer System Water Revenue	5.000%	6/15/32	8,000	9,067
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	3,500	3,559
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	9,000	9,508
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	5,090	5,533
New York City Water & Sewer System Water Revenue	5.250%	6/15/37	10,000	11,888
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	20,000	22,192
New York City Water & Sewer System Water Revenue	4.000%	6/15/41	8,100	9,170
New York City Water & Sewer System Water Revenue	3.500%	6/15/42	15,000	17,497
New York City Water & Sewer System Water Revenue	5.000%	6/15/45	6,355	6,462
New York City Water & Sewer System Water Revenue	5.000%	6/15/46	5,025	5,551
New York City Water & Sewer System Water Revenue	5.000%	6/15/46	20,080	23,399

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Water & Sewer System Water Revenue	3.500%	6/15/48	5,000	5,351
	New York City Water & Sewer System Water Revenue	4.000%	6/15/48	10,000	10,987
	New York City Water & Sewer System Water Revenue	5.000%	6/15/48	4,815	5,828
	New York City Water & Sewer System Water Revenue	4.000%	6/15/49	7,320	8,124
	New York City Water & Sewer System Water Revenue	5.000%	6/15/50	3,515	4,244
	New York City Water & Sewer System Water Revenue	4.000%	6/15/51	12,000	13,502
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	3,500	1,921
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/45	5,130	5,727
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/47	6,180	2,561
[5]	New York Counties Tobacco Trust IV Tobacco Settlement Funded Revenue	6.250%	6/1/41	3,665	3,745
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	10,000	10,160
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	10,000	10,037
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,535	1,558
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	4,530	4,271
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	5,300	5,190
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	15,655	15,025
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	11,490	11,238
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	2,000	1,975
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	10,890	14,428
	New York NY GO	5.000%	8/1/24	4,650	5,096
	New York NY GO	4.000%	8/1/32	5,000	5,538
	New York NY GO	5.000%	8/1/32	2,170	2,633
	New York NY GO	5.000%	10/1/32	2,000	2,464
	New York NY GO	5.000%	8/1/33	1,000	1,213
	New York NY GO	5.000%	10/1/33	1,770	2,180
	New York NY GO	5.000%	4/1/34	7,000	8,405
	New York NY GO	5.000%	12/1/34	16,310	18,984
	New York NY GO	3.000%	3/1/35	7,000	7,422
	New York NY GO	5.000%	10/1/35	5,020	5,917
	New York NY GO	5.000%	3/1/36	1,200	1,492
	New York NY GO	4.000%	8/1/36	7,640	8,427
	New York NY GO	4.000%	8/1/36	2,635	3,020
	New York NY GO	5.000%	3/1/37	4,500	5,591
	New York NY GO	4.000%	8/1/37	11,000	12,577
	New York NY GO	5.000%	8/1/37	8,600	9,874
	New York NY GO	4.000%	10/1/37	5,840	6,573
	New York NY GO	5.000%	10/1/37	5,000	5,873
	New York NY GO	4.000%	3/1/38	6,950	7,873
	New York NY GO	5.000%	8/1/38	8,500	10,412
	New York NY GO	5.000%	10/1/38	2,045	2,491
	New York NY GO	5.000%	12/1/38	14,545	16,827

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	4.000%	8/1/39	970	1,094
	New York NY GO	4.000%	3/1/40	2,000	2,256
	New York NY GO	4.000%	8/1/40	12,340	13,769
	New York NY GO	4.000%	8/1/40	1,795	2,019
	New York NY GO	4.000%	8/1/41	2,360	2,649
	New York NY GO	3.500%	4/1/46	3,110	3,312
[4]	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	12/1/25	2,000	2,237
	New York NY GO VRDO	0.120%	2/1/22	1,400	1,400
	New York NY GO VRDO	0.130%	2/1/22	1,000	1,000
	New York NY GO, Prere.	5.000%	10/1/22	5,120	5,272
	New York NY GO, Prere.	5.000%	10/1/22	5,260	5,416
	New York NY GO, Prere.	5.000%	3/1/23	5,000	5,232
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	1,500	1,729
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	2,000	2,050
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	75	86
[6]	New York State Dormitory Authority College & University Revenue	4.000%	7/1/46	2,000	2,227
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/50	10,000	11,322
[6]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/52	3,000	3,596
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/37	330	383
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	4,000	4,349
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/30	26,330	27,295
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/31	7,030	7,424
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	9,120	9,135
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	7,410	8,537
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	10,000	10,054
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	6,000	6,888
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	9,955	10,991
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	10,000	11,693
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	9,995	11,566
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	3,000	3,361
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	9,605	10,865
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	10,000	11,464
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	2,250	2,254
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	13,365	15,233
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	7,500	8,073
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	19,995	21,978

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/39	5,000	5,124
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	5,000	5,107
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	5,000	5,096
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	2,465	2,509
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/44	20,150	22,112
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	5	6
New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	6
New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	40	45
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	5	6
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/34	10,000	11,533
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/35	6,030	7,593
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/36	4,930	6,192
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	1,900	2,163
New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/31	5,465	5,690
New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/32	5,065	5,266
New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/32	5,010	5,785
New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/33	3,000	3,461
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	10,000	11,573
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	9,530	11,553
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	14,645	17,707
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	4,225	4,559
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,805	4,534
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	10,725	12,770
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,953
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	22,110	26,650
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	18,000	20,885
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	5,000	5,939
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	5,000	5,970
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	5	6
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/29	5,860	6,197

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Environmental Facilities Corp. Water Revenue	5.000%	5/15/43	5,000	5,252
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	4,500	4,268
	New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/31	6,285	6,333
	New York State Thruway Authority Highway Revenue	4.000%	1/1/37	3,095	3,450
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	3,850	4,269
	New York State Thruway Authority Highway Revenue	4.000%	1/1/43	4,350	4,919
	New York State Thruway Authority Highway Revenue	4.000%	1/1/44	1,000	1,111
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	10,000	10,960
	New York State Thruway Authority Highway Revenue	4.000%	1/1/48	4,500	5,039
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	4,750	5,175
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	5,250	5,292
[3]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	2,055	2,079
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	10,000	11,327
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/43	3,710	4,178
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/48	2,825	2,841
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	3,355	3,370
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/53	20,000	22,241
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	28,000	30,993
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	5,305	6,065
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	5,835	6,290
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	11,170	11,688
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	10,000	10,463
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	16,250	18,658
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	2,000	2,481
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	4,000	4,549
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	15,000	18,573
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/38	11,500	13,034
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	16,000	18,094
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	7,500	7,760
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	18,000	18,592

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	11,000	12,409
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/40	10,090	12,069
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	3,000	3,047
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	10,690	11,940
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	10,000	11,324
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/50	14,100	14,117
	New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	7,000	6,540
[3]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	5,435	5,254
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/28	4,050	4,569
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	2,000	2,254
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/37	5,140	5,810
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/37	5,685	6,440
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/38	7,075	7,990
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/39	4,815	5,427
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/41	1,000	1,124
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	3,000	3,642
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	10,750	11,927
[3]	Suffolk County NY GO	5.000%	5/15/31	4,000	5,067
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	1,245	1,349
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	6,725	7,717
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	7,035	8,258
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	8,295	9,235
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	4,500	5,457
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	15,000	16,655
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	7,550	8,464
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/51	4,330	5,338
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	22,425	26,640
[10]	Triborough Bridge & Tunnel Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.380%	0.407%	2/1/24	260	260
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/36	4,210	5,178
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,500	6,431

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	6,020	6,942
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	14,510	16,686
Utility Debt Securitization Authority Electric Power & Light Revenue	4.000%	12/15/37	7,500	8,157
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	19,000	21,511
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	12,940	14,404
				2,421,220
North Carolina (1.5%)
Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/32	800	995
Brunswick County NC Enterprise Systems Water Revenue	4.000%	4/1/33	500	584
Brunswick County NC Enterprise Systems Water Revenue	4.000%	4/1/34	500	584
Buncombe County NC Appropriations Revenue	5.000%	6/1/28	1,500	1,680
Cabarrus County NC Appropriations Revenue	5.000%	4/1/28	1,110	1,270
Cabarrus County NC Appropriations Revenue	5.000%	4/1/30	1,000	1,151
Cabarrus County NC Appropriations Revenue	5.000%	4/1/32	1,825	2,099
Cabarrus County NC Lease (Appropriation) Revenue	4.000%	6/1/34	1,000	1,121
Charlotte NC (Transit Project) COP	3.000%	6/1/36	1,580	1,681
Charlotte NC (Transit Project) COP	3.000%	6/1/37	1,665	1,764
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/41	2,500	2,876
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	3.000%	7/1/46	5,000	5,141
Charlotte NC COP	3.000%	6/1/38	3,505	3,690
Charlotte NC GO	2.000%	6/1/40	1,875	1,738
Charlotte NC GO	2.000%	6/1/41	1,625	1,490
Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	5,000	5,627
Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/31	1,000	1,267
Fayetteville NC Public Works Commission Electric Power & Light Revenue	5.000%	3/1/30	2,445	2,943
Fayetteville NC Public Works Commission Electric Power & Light Revenue	4.000%	3/1/31	2,700	3,075
Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/35	810	945
Moore County NC Appropriations Revenue	3.000%	6/1/38	490	524
Moore County NC Appropriations Revenue	3.000%	6/1/39	800	853
Moore County NC Appropriations Revenue	3.000%	6/1/40	625	663
New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	4.000%	10/1/27	3,075	3,489
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	2,500	2,691
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/34	2,575	2,759
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	3,000	3,411
North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	4,500	4,998
North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	20,150	22,350
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	26,725	27,942
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,100	1,235

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,610	1,805
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	3,650	3,840
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	5,210	5,860
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,515	3,704
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	1,350	1,477
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/50	3,600	4,179
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/52	3,000	3,246
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.375%	10/1/45	10,000	10,692
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	580	589
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	1,100	1,205
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	1,155	1,266
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	2,500	2,740
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/31	12,060	13,686
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/37	1,250	1,591
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/38	1,250	1,588
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/39	765	968
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/40	1,000	1,263
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/41	1,000	1,261
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/39	8,125	8,956
[3]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/41	10,000	11,177
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/47	1,000	1,107
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	7,000	8,229
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/55	5,000	5,464
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	9,445	9,722
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue	5.000%	2/1/46	5,000	5,685
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/36	1,130	1,265
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/37	1,105	1,236
	University of North Carolina at Charlotte College & University Revenue	5.000%	10/1/47	5,350	6,307
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/33	1,750	1,961
	Wake County NC Appropriations Revenue	5.000%	9/1/24	2,035	2,238
	Wake County NC GO	5.000%	4/1/25	1,850	2,075

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/30	1,610	1,794
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/31	1,530	1,705
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/32	2,000	2,228
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/43	1,965	2,229
					246,974
North Dakota (0.2%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	1,000	980
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/46	8,000	7,823
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	9,000	8,684
[3]	University of North Dakota COP	4.000%	6/1/51	2,600	2,893
[3]	University of North Dakota COP	2.500%	6/1/54	5,000	4,316
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	4,000	4,537
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/53	5,000	5,646
	West Fargo Public School District No. 6 GO	3.000%	8/1/31	3,280	3,536
	West Fargo Public School District No. 6 GO	3.000%	8/1/32	3,380	3,617
					42,032
Ohio (3.4%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/46	18,000	20,606
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	2,250	2,500
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,750	4,165
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	7,600	8,430
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/22	1,300	1,315
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/36	2,560	3,027
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project), Prere.	5.000%	2/15/22	4,000	4,007
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/36	1,010	1,163
	Big Walnut Local School District GO	5.000%	12/1/55	6,000	7,065
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	2,050	2,257
	Brunswick City School District GO, Prere.	5.250%	6/1/23	4,000	4,237
	Brunswick City School District GO, Prere.	5.250%	6/1/23	8,200	8,686
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,000	1,222
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,500	2,812
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	6,400	6,151
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	5,185	5,596
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	16,810	18,477
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	8,810	10,103

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cleveland Department of Public Utilities Division of Water Revenue, Prere.	4.000%	1/1/24	1,355	1,433
Cleveland Department of Public Utilities Division of Water Revenue, Prere.	4.000%	1/1/24	1,500	1,586
Cleveland OH Income Tax Revenue	4.000%	10/1/33	425	494
Cleveland OH Income Tax Revenue	3.000%	10/1/34	730	775
Cleveland OH Income Tax Revenue	3.000%	10/1/35	575	609
Cleveland OH Income Tax Revenue	3.000%	10/1/36	500	529
Cleveland OH Income Tax Revenue	3.000%	10/1/37	800	846
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/33	3,510	3,796
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/34	3,690	3,989
Columbus City School District GO	5.000%	12/1/42	8,000	9,139
Columbus OH GO	4.000%	4/1/30	10,000	11,196
Cuyahoga Community College District GO	4.000%	12/1/34	3,000	3,275
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	12,500	14,381
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.750%	2/15/47	10,100	11,344
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.250%	2/15/47	2,875	3,339
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	3,000	3,529
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/57	13,795	15,775
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/57	5,000	5,868
Euclid City School District GO	4.750%	1/15/54	2,685	2,945
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,235	2,540
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	11,975	13,287
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	7,800	8,613
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,380	2,758
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/48	3,000	4,302
Great Oaks Career Campuses Board of Education COP	3.000%	12/1/33	1,850	1,977
Great Oaks Career Campuses Board of Education COP	3.000%	12/1/34	1,000	1,066
Great Oaks Career Campuses Board of Education COP	3.000%	12/1/35	1,000	1,065
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	500	619
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	300	371
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,575	1,946
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,455	1,796
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	800	986
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	2,660	3,276
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	2,780	3,422
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	2,890	3,551

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	27,000	31,093
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	8,330	9,943
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	4,705	5,209
	Highland Local School District GO, Prere.	5.250%	6/1/23	3,000	3,174
[2]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	10,115	11,177
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	7,250	8,502
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	935	1,128
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	690	865
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	175	200
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	375	465
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	370	458
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	225	234
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	205	233
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,830	3,096
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	4,825	5,225
	North Royalton City School District GO	4.000%	12/1/32	600	649
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/36	4,250	4,958
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/37	6,300	7,347
	Ohio Department of Administrative Services COP	5.000%	3/1/28	1,335	1,606
	Ohio Department of Administrative Services COP	5.000%	9/1/28	500	608
	Ohio Department of Administrative Services COP	5.000%	3/1/29	300	368
	Ohio Department of Administrative Services COP	5.000%	9/1/29	500	620
	Ohio Department of Administrative Services COP	5.000%	3/1/30	350	438
	Ohio GO	5.000%	6/15/30	9,070	10,378
	Ohio GO	5.000%	2/1/32	5,000	5,681
	Ohio GO	5.000%	2/1/34	3,540	4,020
	Ohio GO	5.000%	2/1/36	9,885	11,208
	Ohio GO	5.000%	9/1/36	12,030	12,954
	Ohio GO	5.000%	9/1/37	9,650	10,389
	Ohio GO	5.000%	3/1/39	10,000	11,630
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	1,000	1,111
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	14,070	15,601
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/50	1,500	1,652
	Ohio Higher Educational Facility Commission College & University Revenue	4.375%	5/1/42	3,000	3,285
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	4,225	4,580
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	12/1/44	2,490	2,858
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	11/1/45	1,485	1,681
	Ohio Higher Educational Facility Commission College & University Revenue	3.000%	11/1/50	2,500	2,558

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/43	11,050	13,079
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/50	1,500	1,696
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	3/1/50	15,765	16,629
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/40	1,110	1,390
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/41	750	938
	Ohio State University College & University Revenue	5.000%	6/1/38	7,000	7,360
	Ohio State University College & University Revenue	4.000%	6/1/43	10,000	10,356
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/30	7,570	8,564
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/31	19,600	22,104
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	2,000	2,369
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/29	20,000	23,679
	Ohio Water Development Authority Water Revenue	5.000%	6/1/34	1,350	1,731
	Ohio Water Development Authority Water Revenue	5.000%	12/1/35	2,000	2,559
	Union County OH GO	5.000%	12/1/47	2,500	2,856
	University of Cincinnati College & University Revenue	4.000%	6/1/37	1,030	1,190
	Westlake City School District GO	4.000%	12/1/49	3,000	3,265
	Wickliffe City School District GO	3.250%	12/1/56	10,355	10,776
					585,965
Oklahoma (0.5%)
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	2,055	2,257
	Oklahoma City OK GO	4.000%	3/1/31	3,985	4,446
	Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/38	5,500	6,335
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/48	2,425	2,881
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/52	7,165	8,606
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	11,595	13,904
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/32	1,000	1,162
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/33	650	754
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/34	950	1,101
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/35	590	683
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/36	600	694
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/37	1,500	1,733

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/38	2,065	2,381
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/39	500	576
	Oklahoma State University College & University Revenue	4.000%	9/1/36	375	435
	Oklahoma State University College & University Revenue	4.000%	9/1/37	785	920
	Oklahoma State University College & University Revenue	3.000%	9/1/40	500	531
	Oklahoma State University College & University Revenue	3.000%	9/1/41	500	530
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/35	5,000	5,450
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/36	5,105	5,564
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/47	5,015	5,808
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/48	8,890	9,798
	Oklahoma Water Resources Board Water Revenue	2.000%	4/1/35	1,000	976
	Oklahoma Water Resources Board Water Revenue	5.000%	4/1/51	1,060	1,331
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/30	12,575	14,005
					92,861
Oregon (1.5%)
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/33	1,415	1,579
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/34	1,630	1,819
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/39	6,000	6,702
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/33	1,000	1,075
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	605	650
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	1,000	1,073
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	5,000	5,562
	Deschutes Public Library District GO	4.000%	6/1/33	1,625	1,923
	Deschutes Public Library District GO	4.000%	6/1/34	1,500	1,773
	Eugene OR Electric Utility System Electric Power & Light Revenue	4.000%	8/1/31	700	772
[6]	Forest Grove OR College & University Revenue	4.000%	5/1/36	445	495
[6]	Forest Grove OR College & University Revenue	4.000%	5/1/39	875	967
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	5,000	5,127
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	4.000%	12/1/56	5,000	5,106
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/34	750	922
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/50	1,300	1,435
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/37	2,335	2,512
	Multnomah County OR School District No. 7 Reynolds GO	5.000%	6/15/26	2,225	2,506
	Oregon (OHSU Project) GO	5.000%	8/1/35	2,040	2,409

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oregon (Q State Project) GO	5.000%	5/1/34	8,790	10,784
Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/38	8,000	9,363
Oregon GO	5.000%	5/1/31	1,000	1,149
Oregon GO	5.000%	5/1/32	3,010	3,454
Oregon GO	4.000%	8/1/32	3,000	3,362
Oregon GO	5.000%	5/1/33	280	337
Oregon GO	5.000%	6/1/33	390	471
Oregon GO	5.000%	5/1/34	1,280	1,541
Oregon GO	5.000%	6/1/34	500	603
Oregon GO	5.000%	5/1/35	2,285	2,833
Oregon GO	5.000%	6/1/35	500	602
Oregon GO	5.000%	5/1/36	1,000	1,202
Oregon GO	5.000%	6/1/36	685	825
Oregon GO	5.000%	5/1/37	700	841
Oregon GO	5.000%	6/1/37	1,560	1,877
Oregon GO	5.000%	5/1/38	650	779
Oregon GO	5.000%	5/1/39	5,000	5,709
Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,550	1,784
Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,190	1,365
Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	2,870	3,270
Oregon Health & Science University Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	3,420	3,385
Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	6,685	7,521
Oregon State Facilities Authority College & University Revenue (Reed College Project)	4.000%	7/1/41	4,700	5,270
Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	2,000	2,172
Oregon State Lottery Revenue	5.000%	4/1/31	3,670	4,288
Oregon State Lottery Revenue	5.000%	4/1/32	4,000	4,665
Oregon State Lottery Revenue	5.000%	4/1/37	6,185	7,197
Oregon State Lottery Revenue	5.000%	4/1/37	2,500	3,045
Oregon State Lottery Revenue	5.000%	4/1/39	3,000	3,641
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/29	5,020	5,997
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/30	4,760	5,685
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/47	3,050	3,525
Portland OR Sewer System Sewer Revenue	4.500%	5/1/32	9,475	10,617
Portland OR Sewer System Sewer Revenue	3.000%	3/1/37	6,375	6,844
Portland OR Water System Water Revenue	3.000%	5/1/34	7,760	8,437
Portland OR Water System Water Revenue	3.000%	5/1/35	7,995	8,678
Portland OR Water System Water Revenue	3.000%	5/1/36	8,230	8,887
Portland OR Water System Water Revenue	2.000%	5/1/44	3,020	2,639
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/44	1,645	1,973
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/43	750	835
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/48	1,000	1,110

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/53	2,500	2,764
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/46	5,000	5,609
	Salem-Keizer School District No. 24J GO	5.000%	6/15/37	7,500	9,058
	University of Oregon College & University Revenue	5.000%	4/1/50	15,000	18,266
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/33	2,900	3,410
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/44	8,875	4,723
	Yamhill County OR College & University Revenue (George Fox University Project)	4.000%	12/1/46	2,000	2,233
					249,032
Pennsylvania (6.0%)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	2,500	2,716
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/47	10,000	11,640
	Allegheny County PA GO	5.000%	11/1/28	5,475	6,384
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/48	3,500	3,873
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	2,375	2,645
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	1,250	1,415
[1]	Altoona Area School District GO, Prere.	5.000%	12/1/25	2,000	2,276
[1]	Altoona Area School District GO, Prere.	5.000%	12/1/25	1,500	1,707
[1]	Armstrong School District GO	4.000%	3/15/36	1,165	1,331
[1]	Armstrong School District GO	4.000%	3/15/38	1,120	1,276
[1]	Armstrong School District GO	4.000%	3/15/41	1,200	1,362
[1]	Berwick Area School District GO	4.000%	11/15/41	1,125	1,291
[1]	Bristol Township School District GO	4.000%	6/1/44	2,635	3,003
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	24,500	24,445
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	3,000	3,254
	Centennial School District Bucks County GO	5.000%	12/15/35	1,125	1,400
[3]	Central Bucks School District GO	3.000%	6/1/40	2,415	2,565
[3]	Central Bucks School District GO	3.000%	6/1/44	2,305	2,414
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	3,000	3,105
	Cheltenham Township School District GO	5.000%	3/15/41	15,210	16,735
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,490	1,754
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	1,800	1,999
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	6,000	6,620
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	4,005	4,662

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Coatesville School District GO	0.000%	10/1/38	2,100	1,158
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/29	1,750	2,142
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,930	2,278
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	15	18
[3]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,625	2,913
[3]	Commonwealth of Pennsylvania GO	4.000%	8/15/28	15,000	16,401
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	10,000	11,384
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	10,000	11,379
	Conestoga Valley School District GO	3.000%	2/1/34	2,050	2,155
	Conestoga Valley School District GO	3.000%	2/1/36	2,175	2,283
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	9,325	10,374
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	2,000	2,211
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/42	5,000	5,071
	Delaware County Authority College & University Revenue	4.000%	12/1/30	1,930	2,144
	Delaware County Authority College & University Revenue	5.000%	8/1/31	825	928
	Delaware County Authority College & University Revenue	5.000%	8/1/32	920	1,033
	Delaware County Authority College & University Revenue	5.000%	8/1/33	2,625	2,945
	Delaware County Authority College & University Revenue	5.000%	8/1/34	2,000	2,242
	Delaware County Authority College & University Revenue	5.000%	8/1/35	2,160	2,419
	Delaware County Authority College & University Revenue	5.000%	10/1/46	2,770	3,208
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	2,375	2,691
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	5,000	5,465
	East Lycoming School District GO	4.000%	9/15/45	1,760	1,989
[3]	Ellwood City Area School District GO	4.000%	11/15/40	810	916
[3]	Ellwood City Area School District GO	4.000%	11/15/41	1,125	1,272
[3]	Ellwood City Area School District GO	4.000%	11/15/43	1,170	1,314
[1]	Fairview School District GO	3.000%	9/15/39	1,000	1,057
[1]	Fairview School District GO	3.000%	9/15/40	1,000	1,054
[1]	Fairview School District GO	3.000%	9/15/41	1,000	1,052
[1]	Gateway School District Alleghany County GO	3.000%	10/15/38	1,500	1,579
[1]	Gateway School District Alleghany County GO	3.000%	10/15/39	1,000	1,048
[1]	Gateway School District Alleghany County GO	3.000%	10/15/40	1,400	1,463
[1]	Gateway School District Alleghany County GO	3.000%	10/15/43	2,500	2,582
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	5,600	6,489
	Haverford Township PA GO	3.600%	6/1/43	3,355	3,600
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	2,140	2,560
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	7,345	8,754
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/41	2,175	2,474

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	6,300	7,059
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	8,500	9,288
	Manheim Central School District GO	4.000%	5/1/39	1,100	1,245
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,000	2,258
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,155	3,681
[6]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/34	1,380	1,735
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	3,100	3,409
[6]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/47	10,000	12,101
[6]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	15,330	18,179
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	2,700	2,976
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	3,550	3,888
	Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	4,000	4,348
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/45	5,000	5,572
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	3,503
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	6,140	6,552
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	5,015	5,363
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	12,000	13,263
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	13,955	15,218
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	3,315	4,096
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,240	2,763
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	3,000	3,265
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	6,660	7,396
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	1,545	1,755

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	12,000	12,642
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/40	1,945	2,229
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/41	5,240	5,997
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/32	2,750	3,044
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/33	1,555	1,719
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/38	4,500	4,917
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	1,750	1,970
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/41	3,500	3,928
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/41	2,810	3,271
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	2,000	2,226
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/50	3,500	3,879
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	3,100	3,124
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	3,000	3,023
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	1,500	1,511
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	1,500	1,511
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	2,895	3,407
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,155	1,321
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,600	2,975
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,185	1,350
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	8,000	8,926
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,110	1,260
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	3,750	4,246
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/45	2,000	2,202
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	13,000	14,601

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/50	13,000	14,431
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	17,780	18,603
	Pennsylvania State University College & University Revenue	5.000%	9/1/27	830	962
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	1,000	1,126
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	3,000	3,378
	Pennsylvania State University College & University Revenue	5.000%	9/1/38	2,005	2,462
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,110	6,100
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	14,000	15,676
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	11,325	13,000
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	7,555	8,645
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,985	2,271
[3]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	13,000	14,982
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	1,085	1,337
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	11,670	12,818
	Pennsylvania Turnpike Commission Highway Revenue	4.500%	12/1/34	4,000	4,442
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,440	2,998
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,050	5,915
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	14,955	17,189
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	3,855	4,476
	Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/37	6,000	6,759
[6]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	14,415	16,857
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	2,740	3,175
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,000	6,072
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	12,320	13,954
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,245	2,597
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	5,045	5,542
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	4,545	5,249
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	6,400	7,090
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	16,400	18,444
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,350	3,437

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	1,725	1,972
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	6,010	6,992
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	6,000	6,695
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	12,395	13,779
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/45	4,505	4,993
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	8,500	9,638
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	6,500	7,204
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	6,060	7,401
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	1,460	1,608
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	12,600	14,073
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	5,310	5,390
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	535	602
[4]	Pennsylvania Turnpike Commission Highway Revenue, 6.000% coupon rate effective 12/1/28	0.000%	12/1/37	1,610	1,660
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	825	855
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	175	181
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/23	9,015	9,727
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/23	7,255	7,856
[5]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	1,700	1,910
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/34	5,250	6,364
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/38	1,265	1,419
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/45	6,035	6,663
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/45	1,200	1,329
	Philadelphia Authority for Industrial Development Government Fund/Grant Revenue	5.000%	11/1/47	2,500	2,794
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	5,000	5,594
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	9/1/47	6,150	6,647
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	1,115	1,302
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,150	1,340
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	1,700	1,983
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	1,600	1,865
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	6,025	7,431
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	3,715	4,292
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/45	3,350	3,777
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	7,000	8,005
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	3,000	3,636

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/42	9,395	9,579
[1]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/50	5,000	5,072
	Philadelphia PA GO	5.000%	8/1/29	5,745	6,450
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	9,000	11,198
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/49	7,000	8,457
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/50	6,000	7,285
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	2,180	2,630
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	10,500	11,476
[1]	Philadelphia School District GO	5.000%	9/1/25	5,500	6,227
[3]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/35	1,140	1,333
[3]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/38	1,100	1,277
[3,10]	Pittsburgh Water & Sewer Authority Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	0.710%	12/1/23	2,260	2,274
	Radnor Township School District GO	3.000%	8/15/35	1,400	1,490
[3]	Robinson Township Municipal Authority Water Revenue	4.000%	5/15/47	1,300	1,441
[3]	Robinson Township Municipal Authority Water Revenue	4.000%	5/15/50	3,120	3,453
	School District of Philadelphia GO	4.000%	9/1/38	5,000	5,706
	School District of Philadelphia GO	4.000%	9/1/46	5,000	5,564
	Spring Township PA GO	3.000%	11/15/33	1,020	1,081
	Spring Township PA GO	3.000%	11/15/34	1,050	1,112
	Spring Township PA GO	3.000%	11/15/35	1,085	1,148
	Spring Township PA GO	3.000%	11/15/36	1,115	1,178
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	10,000	11,099
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	2,645	3,074
[3]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/33	790	918
[3]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	210	246
[3]	Trinity Area School District GO	4.000%	11/1/46	1,125	1,285
[3]	Trinity Area School District GO	4.000%	11/1/51	2,175	2,468
[3]	Upper Darby School District GO	4.000%	4/1/45	2,400	2,695
	Upper Merion Area School District County PA GO	3.000%	1/15/40	1,500	1,578
	Upper St. Clair Township School District GO	3.250%	10/1/35	5,000	5,259
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	8/15/23	4,210	4,475
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	8/15/23	3,000	3,189
[1]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	3,355	3,990
	York County PA GO	4.000%	3/1/35	3,000	3,374
					1,022,154
Puerto Rico (0.7%)
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	165	203

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	215	263
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	40	49
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	40	49
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	40	44
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	50	56
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	45	50
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	40	44
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	135	149
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	40	44
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	574	546
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	4,814	4,296
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	15,720	13,161
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	745	581
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	61,457	66,711
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	4,865	5,281
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	315	346
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	1,775	1,950
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	2,740	890
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	19,475	21,647
				116,360
Rhode Island (0.1%)
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/38	700	810
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/39	860	994

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/40	885	1,020
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/41	930	1,069
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/50	2,000	2,264
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/35	10,000	10,972
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/40	6,580	7,191
					24,320
South Carolina (1.6%)
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/43	5,010	5,268
	Charleston County SC GO	4.000%	11/1/30	5,715	6,484
	Charleston County SC GO	4.000%	11/1/31	6,110	6,917
	Charleston County SC GO	4.000%	11/1/32	6,520	7,376
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/29	2,500	2,768
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/34	725	832
	Greenville County SC Miscellaneous Revenue	3.000%	4/1/41	1,385	1,434
	Greenville County SC Miscellaneous Revenue	3.000%	4/1/42	1,000	1,029
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/30	1,045	1,159
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	1,550	1,712
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,165	1,313
	North Charleston SC Miscellaneous Taxes Revenue	5.000%	10/1/40	7,000	8,096
[2]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	17,690	18,621
	Patriots Energy Group Nuclear Revenue	4.000%	6/1/46	2,250	2,520
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	3,275	3,609
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	2,745	3,020
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/30	1,500	1,675
	South Carolina GO	5.000%	4/1/34	470	603
	South Carolina GO	5.000%	4/1/34	380	488
	South Carolina GO	5.000%	4/1/35	1,900	2,433
	South Carolina GO	5.000%	4/1/35	270	346
	South Carolina GO	5.000%	4/1/35	890	1,140
	South Carolina GO	5.000%	4/1/35	400	512
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,030	1,224
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	10,000	12,045
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/47	12,600	14,466
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	8,000	8,844

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/38	5,305	5,919
South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	4/1/52	5,000	5,650
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/35	2,140	2,478
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	2,885	3,334
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	2,690	3,102
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	1,330	1,512
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	3,210	3,695
South Carolina Public Service Authority Electric Power and Light Revenue Electric Power & Light Revenue	4.000%	12/1/42	3,000	3,394
South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/31	5,095	5,782
South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/39	4,335	4,926
South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/46	1,455	1,650
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	5,295	6,084
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	2,690	3,136
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	10,350	11,356
South Carolina Public Service Authority Nuclear Revenue	5.125%	12/1/43	1,840	2,021
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/50	12,750	14,685
South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/54	10,000	11,255
South Carolina Public Service Authority Nuclear Revenue	5.250%	12/1/55	10,500	12,380
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	12,900	14,846
South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	1,115	1,132
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	4,850	5,123
Spartanburg County School District No. 7 GO	5.000%	3/1/48	5,000	6,041
Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	2,760	3,172
University of South Carolina College & University Revenue	5.000%	5/1/30	1,870	2,194
University of South Carolina College & University Revenue	5.000%	5/1/31	2,045	2,401
University of South Carolina College & University Revenue	5.000%	5/1/32	2,145	2,515
University of South Carolina College & University Revenue	5.000%	5/1/34	865	1,016
University of South Carolina College & University Revenue	5.000%	5/1/40	9,075	10,667
University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/36	3,870	4,876
				272,276

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Dakota (0.2%)
Lincoln SD College & University Revenue	4.000%	8/1/51	2,775	2,964
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	9,710	10,595
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	3,020	3,378
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/45	1,000	1,112
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	10,525	11,724
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/22	10,045	10,375
				40,148
Tennessee (1.6%)
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,520	1,829
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	1,113
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	1,107
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	1,000	1,093
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	2,500	2,940
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	14,005	14,576
Franklin IN GO	5.000%	3/1/25	1,250	1,398
Franklin IN GO	5.000%	3/1/25	1,855	2,075
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,530	1,787
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/41	2,855	3,364
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/28	145	176
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,605	2,965
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,500	2,820
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	11,315	12,555
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/41	1,265	1,338
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/51	2,000	2,091

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	6,000	6,828
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,000	5,795
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	10,000	11,261
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	7,015	8,003
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	12,690	15,265
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	1,695	2,018
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/36	4,075	2,820
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/37	3,175	2,127
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/38	2,725	1,762
	Shelby County TN GO	3.125%	4/1/33	1,465	1,575
	Sullivan County TN GO	5.000%	12/1/26	3,030	3,556
[2]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	42,715	46,799
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	20,575	22,921
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/22	1,025	1,051
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/23	9,905	10,297
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	3,735	3,971
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	6,185	6,782
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	2,160	2,462
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	19,950	22,800
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	6,600	7,130
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/31	13,185	16,160
	Tennessee GO, Prere.	5.000%	9/1/24	700	770
	Tennessee GO, Prere.	5.000%	9/1/24	2,500	2,750
	Tennessee GO, Prere.	5.000%	8/1/25	1,345	1,522
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	5,240	5,487
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	7,000	7,955
	Washington County TN GO	4.000%	6/1/29	3,260	3,625
					276,719
Texas (7.0%)
[15]	Arlington TX Independent School District GO	4.000%	2/15/30	2,000	2,157
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/41	6,000	6,476
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/48	7,620	8,876
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/48	15,000	15,494
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/31	1,445	1,675

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/32	1,440	1,674
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/33	2,045	2,372
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/29	3,315	3,713
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/31	7,140	7,995
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/31	625	734
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/32	1,000	1,110
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/33	485	537
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/36	785	917
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/37	535	624
	Austin Independent School District GO	5.000%	8/1/26	1,425	1,611
[15]	Austin Independent School District GO	5.000%	8/1/32	5,370	6,556
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	6,740	7,806
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/46	11,065	12,792
	Austin TX GO	5.000%	9/1/32	1,300	1,428
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	3,170	3,808
	Austin TX Water & Wastewater System Water Revenue	4.000%	11/15/51	3,000	3,421
[15]	Bastrop Independent School District GO	4.000%	2/15/34	1,500	1,744
[15]	Belton Independent School District GO	5.000%	2/15/36	2,500	2,862
	Board of Regents of the University of Texas System College & University Revenue	2.000%	8/15/36	2,500	2,303
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,690	1,905
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	1,200	1,353
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	1,900	2,138
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/45	7,225	7,913
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	1,875	2,225
	Central Texas Regional Mobility Authority Highway Revenue	3.000%	1/1/46	2,750	2,723
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	3,100	3,412
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	8,160	8,884
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/51	4,125	4,567
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	6,000	6,755
[7]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,500	8,830
[7]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	29,985	26,535
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	7,300	7,964
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	7,450	8,073
[7]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/26	555	518
[7]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/28	50	44

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Texas Turnpike System Highway Revenue, Prere.	5.000%	8/15/22	3,815	3,907
[15]	Clear Creek Independent School District GO	5.000%	2/15/29	1,075	1,322
[6,15]	Comal Independent School District GO	4.000%	2/1/36	1,000	1,179
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/41	650	728
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/46	700	769
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/50	675	739
[15]	Corpus Christi Independent School District GO	4.000%	8/15/33	1,425	1,679
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	8,975	10,234
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	5,310	6,055
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	5,000	5,922
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/31	5,980	6,390
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	4,520	5,232
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	6,025	6,966
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/37	5,000	5,158
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/38	6,445	6,649
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	4,345	5,295
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/45	8,015	9,017
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/38	1,340	1,456
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/35	2,225	2,634
[15]	Del Valle Independent School District TX GO	4.000%	6/15/34	3,310	3,858
[15]	Del Valle Independent School District TX GO	2.000%	6/15/40	2,400	2,179
[15]	Del Valle Independent School District TX GO	2.000%	6/15/41	2,260	2,031
[15]	Eagle Brook Meadows Metropolitan District No. 3 GO	4.000%	8/15/34	2,700	3,173
[15]	Eagle Mountain & Saginaw Independent School District GO	4.000%	8/15/50	5,000	5,608
[3]	El Paso County Community College District College & University Revenue	5.000%	4/1/42	5,095	5,722
[15]	El Paso Independent School District GO	4.000%	8/15/33	2,500	2,754
	El Paso TX GO	5.000%	8/15/27	3,625	4,230
	El Paso TX GO	3.000%	8/15/39	1,270	1,346
	El Paso TX GO	4.000%	8/15/39	1,370	1,579
	El Paso TX GO	3.000%	8/15/40	840	887
	El Paso TX GO	3.000%	8/15/40	1,000	1,056
	El Paso TX GO	3.000%	8/15/40	1,375	1,453
	El Paso TX GO	4.000%	8/15/40	635	728
	El Paso TX GO	3.000%	8/15/41	905	953
	El Paso TX GO	3.000%	8/15/41	1,200	1,264
	El Paso TX GO	3.000%	8/15/41	1,500	1,580
	El Paso TX GO	4.000%	8/15/41	655	750
	El Paso TX GO	4.000%	8/15/47	2,725	3,097
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/30	3,545	4,138
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/31	1,120	1,306
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/35	1,750	1,933
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/38	3,220	3,391

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/39	2,250	2,364
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/40	1,340	1,404
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/43	2,100	1,788
[15]	Friendswood Independent School District GO	4.000%	2/15/32	3,630	3,954
[4]	Grand Parkway Transportation Corp. Highway Revenue, 5.500% coupon rate effective 10/1/23	0.000%	10/1/35	21,500	24,456
[4]	Grand Parkway Transportation Corp. Highway Revenue, 5.500% coupon rate effective 10/1/23	0.000%	10/1/36	8,585	9,756
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	12,000	12,856
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/46	650	687
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/51	1,000	1,056
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/31	110	132
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/32	105	126
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/37	1,520	1,767
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	5,000	5,646
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	1,000	1,160
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/39	1,500	1,737
	Harris County TX GO	5.000%	10/1/26	3,000	3,415
	Harris County TX Highway Revenue	5.000%	8/15/30	665	767
[3]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	2,150	2,350
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,465	1,589
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	2,790	3,029
	Hays County TX GO	4.000%	2/15/31	2,265	2,485
	Hays County TX GO	4.000%	2/15/32	3,135	3,484
	Hays County TX GO	4.000%	2/15/32	3,820	4,188
	Hays County TX GO	4.000%	2/15/33	865	960
	Hays County TX GO	4.000%	2/15/33	3,320	3,684
	Hays County TX GO	5.000%	2/15/42	4,000	4,595
[6]	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/35	1,000	1,207
[6]	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/36	1,000	1,206
[6]	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/36	1,000	1,177
[6]	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/37	800	861
[6]	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/38	1,900	2,091
[6]	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/38	1,000	1,074
[6]	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/39	1,000	1,071
[6]	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/40	1,000	1,095
[6]	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	1,000	1,066
	Houston Community College System GO	5.000%	2/15/35	3,000	3,623
	Houston Community College System GO	4.000%	2/15/36	8,500	9,578

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston Community College System GO, Prere.	5.000%	2/15/23	2,920	3,051
	Houston Higher Education Finance Corp. College & University Revenue	4.000%	10/1/51	1,200	1,270
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/43	3,230	3,796
	Houston TX Airport System Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	3,000	3,057
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/28	3,105	3,370
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	28,600	33,195
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	3,020	3,499
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/38	2,400	2,582
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/39	1,385	1,484
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/49	1,720	2,089
	Houston TX GO	5.000%	3/1/27	13,350	15,282
	Houston TX GO	4.000%	3/1/34	590	689
	Houston TX GO	4.000%	3/1/35	675	786
	Houston TX GO	3.000%	3/1/36	1,030	1,106
[15]	Humble Independent School District GO	4.000%	2/15/28	10,290	11,102
[15]	Katy Independent School District GO	3.000%	2/15/33	3,000	3,241
[15]	Katy Independent School District GO	3.000%	2/15/34	6,995	7,541
[15]	Katy Independent School District GO	3.000%	2/15/35	7,185	7,720
[15]	Lake Travis Independent School District GO	4.000%	2/15/33	1,000	1,110
[15]	Lake Travis Independent School District GO	4.000%	2/15/34	1,015	1,124
[15]	Lamar Consolidated Independent School District GO	4.000%	2/15/30	10,000	10,805
[15]	Lamar Consolidated Independent School District GO	4.000%	2/15/31	5,000	5,395
[15]	Lamar Consolidated Independent School District GO	4.000%	2/15/32	6,835	7,364
	Laredo College District Combined Fee Revenue GO, Prere.	5.000%	8/1/24	2,030	2,227
	Laredo College District Combined Fee Revenue GO, Prere.	5.000%	8/1/24	1,500	1,646
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/44	1,250	1,390
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/49	2,250	2,489
[15]	Liberty Hill Independent School District GO	4.000%	2/1/32	1,915	2,233
[15]	Liberty Hill Independent School District GO	4.000%	2/1/33	2,410	2,807
[15]	Liberty Hill Independent School District GO	4.000%	2/1/34	1,000	1,163
[15]	Liberty Hill Independent School District GO	3.000%	2/1/35	1,500	1,624
[15]	Liberty Hill Independent School District GO	3.000%	2/1/36	5,000	5,409
	Lone Star College System College & University Revenue	4.000%	2/15/42	1,125	1,281
	Lone Star College System GO	4.000%	2/15/29	1,150	1,240
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/33	4,605	5,725
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/34	5,050	6,265
[3,6]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/37	3,625	4,123
[3,6]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	1,785	2,016

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/36	1,500	1,824
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/36	1,000	1,236
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/37	1,040	1,264
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/37	3,000	3,705
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/38	1,500	1,819
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/38	2,000	2,462
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/39	1,500	1,814
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/39	2,000	2,458
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/40	1,000	1,208
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/40	3,000	3,679
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/41	3,920	4,798
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/45	5,000	6,056
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/30	5,080	5,504
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/31	3,460	3,748
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/40	5,540	6,127
	Lubbock TX GO	4.000%	2/15/30	1,250	1,375
	Mainland College GO	4.000%	8/15/49	10,950	12,396
[15]	Mansfield Independent School District GO, Prere.	5.000%	2/15/25	5,000	5,578
[15]	McKinney Independent School District GO	4.000%	2/15/33	4,155	4,832
[15]	McKinney Independent School District GO	4.000%	2/15/34	5,630	6,540
[15]	McKinney Independent School District GO	4.000%	2/15/35	3,360	3,891
	Missouri City TX GO	4.000%	6/15/32	1,125	1,237
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/43	1,695	1,860
	New Braunfels TX Utility System Electric Power & Light Revenue	4.000%	7/1/46	1,500	1,687
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	5,040	5,856
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	4,870	5,158
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	6.500%	1/1/48	10,350	10,654
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/43	1,650	1,697
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/49	1,600	1,641
[3]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	3,670	4,277
[3]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	1,000	1,165
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	5,000	5,562
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/32	4,575	5,146

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/33	7,500	8,430
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	7,500	8,427
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	10,000	11,026
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	3,125	3,440
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	5,900	6,121
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	8,500	9,835
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	6,440	7,628
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	23,900	27,545
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	15,610	17,904
	Olmos Park Higher Education Facilities Corp. College & University Revenue, Prere.	5.000%	12/1/22	1,000	1,035
	Olmos Park Higher Education Facilities Corp. College & University Revenue, Prere.	5.000%	12/1/22	4,325	4,478
	Olmos Park Higher Education Facilities Corp. College & University Revenue, Prere.	5.000%	12/1/22	4,520	4,680
	Olmos Park Higher Education Facilities Corp. College & University Revenue, Prere.	5.000%	12/1/22	2,250	2,329
	Olmos Park Higher Education Facilities Corp. College & University Revenue, Prere.	5.000%	12/1/22	1,845	1,910
	Pasadena TX GO	4.000%	2/15/32	1,500	1,614
[15]	Ponder Independent School District GO	4.000%	2/15/37	1,935	2,281
[15]	Ponder Independent School District GO	4.000%	2/15/38	1,000	1,176
[15]	Ponder Independent School District GO	4.000%	2/15/39	1,000	1,174
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/46	4,825	5,579
[15]	Richardson Independent School District GO	3.000%	2/15/36	1,000	1,068
[15]	Round Rock Independent School District GO	4.000%	8/1/30	3,130	3,415
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/22	5,620	5,753
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/23	6,200	6,599
[15]	San Antonio Independent School District GO	4.000%	8/15/37	1,975	2,312
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/33	1,000	1,215
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/38	1,750	2,184
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	2,000	2,491
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	2,470	3,068
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	2,000	2,479
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	5,000	5,735
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, ETM	5.000%	2/1/25	1,260	1,402
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, Prere.	5.000%	2/1/23	3,500	3,651
	San Antonio TX GO	4.000%	8/1/31	6,305	7,245
	San Antonio TX GO	4.000%	8/1/33	8,710	10,039
	San Antonio TX GO	4.000%	8/1/34	3,015	3,575
	San Antonio TX GO	4.000%	8/1/35	1,190	1,409
	San Antonio Water System Water Revenue	4.000%	5/15/42	10,625	12,392
	San Jacinto Community College District GO	5.000%	2/15/29	3,860	4,405
	San Jacinto Community College District GO	5.000%	2/15/30	4,055	4,616
	San Jacinto Community College District GO	5.000%	2/15/31	2,250	2,560
	San Jacinto Community College District GO	5.000%	2/15/32	2,000	2,274

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	4,500	5,133
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	11,815
Texas GO	5.000%	8/1/27	2,000	2,257
Texas GO	4.000%	5/15/32	2,250	2,436
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	130	134
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	160	170
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	150	163
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	140	156
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	480	545
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	1,355	1,592
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	1,335	1,592
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	3,230	3,920
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	5,065	6,236
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	940	1,175
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	1,550	1,667
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	6,680	7,401
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,760	3,143
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	1,490	1,740
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	780	887
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	1,000	1,143
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	500	569
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	4,500	5,121
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/32	4,665	5,665
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	1,720	1,952
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/33	5,820	7,060
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	1,000	1,131
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/34	6,000	7,258
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	1,000	1,127
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	3,560	4,014
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	3,000	3,375

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/36	1,000	1,124
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	1,000	1,123
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	3,165	3,556
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	1,000	1,118
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	2,500	2,795
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	3,000	3,348
	Texas State University System College & University Revenue, Prere.	5.000%	3/15/23	1,340	1,404
	Texas Transportation Commission GO PUT	0.650%	4/1/26	3,100	2,981
	Texas Transportation Commission Highway Revenue	5.000%	8/1/57	5,750	6,486
	Texas Water Development Board Water Revenue	5.000%	4/15/29	3,045	3,643
	Texas Water Development Board Water Revenue	4.000%	10/15/32	5,045	5,690
	Texas Water Development Board Water Revenue	4.000%	10/15/33	12,025	13,872
	Texas Water Development Board Water Revenue	4.000%	10/15/34	13,000	14,981
[15]	United TX Independent School District GO, Prere.	5.000%	8/15/25	2,355	2,668
[15]	United TX Independent School District GO, Prere.	5.000%	8/15/25	2,535	2,872
	University of Houston College & University Revenue	4.000%	2/15/30	4,610	4,953
	University of Houston College & University Revenue	3.000%	2/15/34	10,605	11,333
	University of Houston College & University Revenue	4.000%	2/15/37	16,205	17,640
	University of North Texas System College & University Revenue	5.000%	4/15/33	3,200	3,550
	University of North Texas System College & University Revenue	5.000%	4/15/34	3,000	3,326
	University of North Texas System College & University Revenue	5.000%	4/15/36	3,000	3,322
	University of Texas System College & University Revenue	5.000%	8/15/49	10,990	15,988
[15]	Willis Independent School District GO	4.000%	2/15/29	1,050	1,217
					1,188,971
Utah (0.7%)
	Alpine UT School District GO	5.000%	3/15/25	2,305	2,582
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/38	3,100	3,621
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/39	2,190	2,545
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/38	4,175	4,886
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/39	4,585	5,357
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/40	4,770	5,559
	Millcreek UT Sales Tax Revenue	2.125%	6/1/51	7,570	6,125
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/42	2,100	2,459
	University of Utah College & University Revenue	4.000%	8/1/33	2,145	2,411
	University of Utah College & University Revenue	4.000%	8/1/33	1,000	1,124
	University of Utah College & University Revenue	4.000%	8/1/34	1,175	1,320
	University of Utah College & University Revenue	4.000%	8/1/35	1,000	1,122
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/36	2,350	2,743

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/37	1,910	2,228
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/38	4,270	4,967
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/39	4,000	4,645
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/40	3,000	3,477
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/41	5,000	5,787
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/42	8,685	10,029
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/38	720	825
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/43	1,150	1,309
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/44	625	728
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/48	1,200	1,358
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/49	1,150	1,332
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	16,500	18,684
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	6,215	6,824
	Weber Basin Water Conservancy District Water Revenue	5.000%	10/1/50	6,200	7,523
					111,570
Vermont (0.1%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	2,000	2,127
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	2,850	2,959
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/49	10,000	12,074
					17,160
Virginia (1.2%)
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,000	1,143
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,750	1,997
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,250	1,424
[3]	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/41	5,015	5,790
	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/51	5,000	5,746
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue (County Facilities Project)	5.000%	10/1/39	1,525	1,943
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project), Prere.	5.000%	10/1/24	1,800	1,983
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project), Prere.	5.000%	10/1/24	1,145	1,261
	Fairfax County Economic Development Authority Special Tax Revenue (Silver Line Phase I Project)	4.000%	4/1/31	3,810	4,204
	Fairfax County Economic Development Authority Special Tax Revenue (Silver Line Phase I Project)	4.000%	4/1/32	11,190	12,330

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Fairfax County VA GO	5.000%	4/1/24	1,025	1,112
Fairfax County VA GO	5.000%	10/1/35	2,735	3,374
Fairfax County VA GO, Prere.	4.000%	10/1/23	3,000	3,155
Fairfax County VA Sewer Revenue	4.000%	7/15/32	2,545	2,824
Hampton Roads Sanitation District Sewer Revenue, Prere.	5.000%	10/1/27	1,725	2,062
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/60	19,000	23,031
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.250%	7/1/60	2,000	2,462
Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	700	769
Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	1,500	1,641
James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/50	1,805	1,927
Lexington IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	695	730
Lexington IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	1,250	1,310
Loudoun County VA GO	3.000%	12/1/31	7,535	8,144
Loudoun County VA GO	4.000%	12/1/32	6,900	7,589
Loudoun County VA GO	4.000%	12/1/33	6,895	7,578
Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,640	1,669
Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	5,500	6,139
University of Virginia College & University Revenue	5.000%	4/1/45	5,000	5,529
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	2,155	2,468
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/33	6,315	6,785
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	2,870	3,061
Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/40	3,000	3,198
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/33	5,310	5,742
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/34	5,470	5,891
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/35	2,720	2,924
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/35	935	1,106
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/36	650	768
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/37	940	1,108
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/38	905	1,065
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	5.000%	5/15/57	12,140	15,002
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/30	4,000	4,539
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/32	9,370	11,388

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/35	5,000	5,839
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/38	9,825	11,429
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	1,000	1,140
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	3,750	4,272
					206,591
Washington (0.9%)
[6]	Bellevue WA GO	4.000%	12/1/39	1,175	1,379
[6]	Bellevue WA GO	4.000%	12/1/40	1,295	1,516
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/41	13,840	15,939
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/46	5,000	5,767
	King County WA Sewer Revenue	4.000%	7/1/30	3,300	3,507
	King County WA Sewer Revenue	4.000%	7/1/31	3,320	3,529
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/39	2,475	2,850
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/40	1,555	1,788
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/29	10,870	11,106
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/31	3,260	3,564
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/32	3,425	3,741
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/33	4,545	4,948
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/34	3,665	3,998
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/35	3,240	3,520
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	4/1/29	3,825	4,215
	Snohomish County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/40	5,000	5,619
	University of Washington College & University Revenue, Prere.	5.000%	7/1/22	2,000	2,038
	Washington GO	5.000%	6/1/33	2,900	3,639
	Washington GO	5.000%	6/1/37	5,110	6,479
	Washington GO	5.000%	6/1/38	10,615	13,410
	Washington GO	5.000%	8/1/42	10,000	12,587
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	7,500	7,717
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/44	5,000	5,113
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/45	1,100	1,217
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/50	1,400	1,541
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/42	975	1,069
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/46	2,205	2,397

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	11,090	11,721
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	4,000	4,457
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/34	130	135
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/48	2,400	2,495
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/53	2,245	2,327
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/48	4,500	5,006
					160,334
West Virginia (0.3%)
[3]	Morgantown Utility Board Inc. Water Revenue	5.000%	12/1/41	7,000	8,042
[3]	Morgantown Utility Board Inc. Water Revenue	5.000%	12/1/46	6,320	7,210
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/34	7,595	8,365
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	2,500	2,733
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/52	2,500	2,916
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	6/1/23	20,000	21,238
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/30	3,075	3,734
	West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/30	3,000	3,268
					57,506
Wisconsin (1.2%)
	Milwaukee WI GO	3.000%	4/1/32	4,820	5,042
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/38	1,915	2,412
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/39	1,100	1,383
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/40	800	1,004
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/41	1,000	1,253
[3]	Monona Grove WI School District GO	3.000%	5/1/34	2,195	2,370
	Neenah Joint School District GO	3.000%	3/1/31	1,960	2,075
	Neenah Joint School District GO	3.000%	3/1/32	3,735	3,938
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/41	1,000	1,073
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/48	1,530	1,710
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/51	1,145	1,218
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	4,135	4,606
[5]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/48	3,000	3,144
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	390	437
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	450	502

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	375	418
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	350	389
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	375	416
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	9,620	10,747
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/46	6,500	7,199
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	2,700	3,015
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	1,125	1,243
Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/36	1,250	1,455
Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/39	1,500	1,742
Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	2,000	2,186
Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	2,130	2,328
Wisconsin GO	5.000%	5/1/31	4,450	5,103
Wisconsin GO	5.000%	5/1/32	5,950	6,821
Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/30	3,260	3,346
Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/31	1,000	1,104
Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/32	1,080	1,191
Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/33	1,385	1,527
Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/34	1,570	1,729
Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/41	15,000	17,360
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	5,145	5,959
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,380	2,753
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/34	5,630	6,148
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/35	5,055	5,515
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	1,440	1,626
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,600	1,805
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	15,000	16,519
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,000	5,639

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	5,000	5,498
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/42	20,690	21,199
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	4,000	4,630
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	10,000	11,045
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/48	6,120	7,049
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,750	4,221
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	2,550	2,840
				203,932
Wyoming (0.0%)
Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	35	41
Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	35	40
Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	660	677
				758
Total Tax-Exempt Municipal Bonds (Cost $16,060,222)				16,597,394

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (3.9%)
Money Market Fund (3.9%)
[16]	Vanguard Municipal Cash Management Fund (Cost $665,588)	0.067%	6,655,274	665,660
Total Investments (101.3%) (Cost $16,725,810)				17,263,054
Other Assets and Liabilities—Net (-1.3%)				(215,551)
Net Assets (100%)				17,047,503
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Step bond.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the aggregate value was $202,898,000, representing 1.2% of net assets.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2022.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Securities with a value of $2,873,000 have been segregated as initial margin for open futures contracts.
10	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
11	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
12	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
13	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
14	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
15	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2022	1,619	192,990	(2,021)

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2022	(502)	(71,700)	804
Ultra Long U.S. Treasury Bond	March 2022	(294)	(55,547)	1,486
				2,290
				269
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	16,597,394	—	16,597,394
Temporary Cash Investments	665,660	—	—	665,660
Total	665,660	16,597,394	—	17,263,054
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,290	—	—	2,290
Liabilities
Futures Contracts[1]	2,021	—	—	2,021
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.